Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
	United States Treasury Note/Bond	1.750%	11/15/29	170	169
	United States Treasury Note/Bond	2.250%	8/15/49	12,884	13,013
Total U.S. Government and Agency Obligations (Cost $13,179)					13,182
Corporate Bonds (98.6%)
Finance (17.1%)
	Banking (8.7%)
	Ally Financial Inc.	8.000%	11/1/31	5,550	7,645
	Ally Financial Inc.	8.000%	11/1/31	700	964
	American Express Co.	4.050%	12/3/42	2,312	2,708
	Bank of America Corp.	6.110%	1/29/37	4,595	6,135
1	Bank of America Corp.	4.244%	4/24/38	5,090	5,861
	Bank of America Corp.	7.750%	5/14/38	3,393	5,208
1	Bank of America Corp.	4.078%	4/23/40	4,465	5,060
	Bank of America Corp.	5.875%	2/7/42	4,206	5,937
	Bank of America Corp.	5.000%	1/21/44	4,640	5,992
	Bank of America Corp.	4.875%	4/1/44	742	935
	Bank of America Corp.	4.750%	4/21/45	1,436	1,754
1	Bank of America Corp.	4.443%	1/20/48	5,570	6,741
1	Bank of America Corp.	3.946%	1/23/49	2,245	2,547
1	Bank of America Corp.	4.330%	3/15/50	7,870	9,455
	Bank of America NA	6.000%	10/15/36	3,687	5,029
	Barclays plc	5.250%	8/17/45	4,280	5,111
	Barclays plc	4.950%	1/10/47	2,480	2,859
1	Citigroup Inc.	2.976%	11/5/30	3,575	3,614
	Citigroup Inc.	6.625%	6/15/32	1,143	1,511
	Citigroup Inc.	5.875%	2/22/33	1,945	2,414
	Citigroup Inc.	6.000%	10/31/33	2,144	2,715
	Citigroup Inc.	6.125%	8/25/36	1,775	2,301
1	Citigroup Inc.	3.878%	1/24/39	2,185	2,367
	Citigroup Inc.	8.125%	7/15/39	4,292	7,074
	Citigroup Inc.	5.875%	1/30/42	2,687	3,735
	Citigroup Inc.	6.675%	9/13/43	3,000	4,349
	Citigroup Inc.	5.300%	5/6/44	1,217	1,528
	Citigroup Inc.	4.650%	7/30/45	2,056	2,514
	Citigroup Inc.	4.750%	5/18/46	5,279	6,293
1	Citigroup Inc.	4.281%	4/24/48	2,375	2,803
	Citigroup Inc.	4.650%	7/23/48	7,320	9,091
	Cooperatieve Rabobank UA	5.250%	5/24/41	3,170	4,367
	Cooperatieve Rabobank UA	5.750%	12/1/43	4,135	5,491
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,379	1,739
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	4,767	5,977
	Credit Suisse USA Inc.	7.125%	7/15/32	600	871
	Fifth Third Bancorp	8.250%	3/1/38	2,172	3,344
	First Republic Bank	4.375%	8/1/46	1,023	1,141
	First Republic Bank	4.625%	2/13/47	1,150	1,331
	Goldman Sachs Capital I	6.345%	2/15/34	2,822	3,676
	Goldman Sachs Group Inc.	6.125%	2/15/33	850	1,135
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,186	2,895

Goldman Sachs Group Inc.	6.750%	10/1/37	13,081	18,059
1 Goldman Sachs Group Inc.	4.017%	10/31/38	5,652	6,120
1 Goldman Sachs Group Inc.	4.411%	4/23/39	3,985	4,534
Goldman Sachs Group Inc.	6.250%	2/1/41	6,892	9,602
Goldman Sachs Group Inc.	4.800%	7/8/44	5,691	6,866
Goldman Sachs Group Inc.	5.150%	5/22/45	4,514	5,549
Goldman Sachs Group Inc.	4.750%	10/21/45	2,986	3,639
HSBC Bank USA NA	7.000%	1/15/39	1,935	2,832
HSBC Holdings plc	7.625%	5/17/32	1,286	1,790
HSBC Holdings plc	6.500%	5/2/36	5,440	7,326
HSBC Holdings plc	6.500%	9/15/37	6,500	8,835
HSBC Holdings plc	6.800%	6/1/38	3,610	5,089
HSBC Holdings plc	6.100%	1/14/42	2,378	3,359
HSBC Holdings plc	5.250%	3/14/44	3,507	4,366
JPMorgan Chase & Co.	8.750%	9/1/30	393	577
1 JPMorgan Chase & Co.	2.739%	10/15/30	1,970	1,965
JPMorgan Chase & Co.	6.400%	5/15/38	4,990	7,162
1 JPMorgan Chase & Co.	3.882%	7/24/38	6,975	7,636
JPMorgan Chase & Co.	5.500%	10/15/40	3,441	4,609
JPMorgan Chase & Co.	5.600%	7/15/41	3,336	4,576
JPMorgan Chase & Co.	5.400%	1/6/42	3,725	4,943
JPMorgan Chase & Co.	5.625%	8/16/43	3,917	5,260
JPMorgan Chase & Co.	4.850%	2/1/44	3,205	4,067
JPMorgan Chase & Co.	4.950%	6/1/45	3,960	4,989
1 JPMorgan Chase & Co.	4.260%	2/22/48	5,770	6,808
1 JPMorgan Chase & Co.	4.032%	7/24/48	4,850	5,538
1 JPMorgan Chase & Co.	3.964%	11/15/48	7,445	8,447
1 JPMorgan Chase & Co.	3.897%	1/23/49	4,401	4,973
Lloyds Banking Group plc	5.300%	12/1/45	2,693	3,231
Lloyds Banking Group plc	4.344%	1/9/48	3,440	3,633
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,350	1,557
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,390	2,716
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,035	3,305
Morgan Stanley	7.250%	4/1/32	4,035	5,742
1 Morgan Stanley	3.971%	7/22/38	5,217	5,678
1 Morgan Stanley	4.457%	4/22/39	3,368	3,926
Morgan Stanley	6.375%	7/24/42	4,956	7,317
Morgan Stanley	4.300%	1/27/45	4,367	5,094
Morgan Stanley	4.375%	1/22/47	3,713	4,425
Regions Bank	6.450%	6/26/37	920	1,204
Regions Financial Corp.	7.375%	12/10/37	1,096	1,557
1 Royal Bank of Scotland Group plc	3.754%	11/1/29	583	584
Wachovia Corp.	7.500%	4/15/35	870	1,210
Wachovia Corp.	5.500%	8/1/35	2,508	3,165
Wells Fargo & Co.	5.375%	2/7/35	907	1,161
Wells Fargo & Co.	5.375%	11/2/43	5,378	7,000
Wells Fargo & Co.	5.606%	1/15/44	5,757	7,534
Wells Fargo & Co.	4.650%	11/4/44	6,393	7,569
Wells Fargo & Co.	3.900%	5/1/45	3,925	4,420
Wells Fargo & Co.	4.900%	11/17/45	3,290	4,042
Wells Fargo & Co.	4.400%	6/14/46	4,296	4,928
Wells Fargo & Co.	4.750%	12/7/46	4,264	5,156
Wells Fargo Bank NA	5.950%	8/26/36	2,020	2,693
Wells Fargo Bank NA	5.850%	2/1/37	2,813	3,715
Wells Fargo Bank NA	6.600%	1/15/38	3,993	5,732
1 Wells Fargo Capital X	5.950%	12/1/86	1,950	2,437

Westpac Banking Corp.	4.421%	7/24/39	2,300	2,486

Brokerage (0.4%)
Brookfield Finance Inc.	4.700%	9/20/47	2,213	2,508
CME Group Inc.	5.300%	9/15/43	1,716	2,331
CME Group Inc.	4.150%	6/15/48	1,700	2,036
Intercontinental Exchange Inc.	4.250%	9/21/48	2,070	2,448
Invesco Finance plc	5.375%	11/30/43	2,003	2,454
Jefferies Group LLC	6.250%	1/15/36	1,593	1,872
Jefferies Group LLC	6.500%	1/20/43	1,269	1,501
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	2,545	2,624
Legg Mason Inc.	5.625%	1/15/44	1,525	1,714
Raymond James Financial Inc.	4.950%	7/15/46	1,486	1,782

Finance Companies (0.6%)
GATX Corp.	5.200%	3/15/44	755	891
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	26,859	28,781

Insurance (6.1%)
ACE Capital Trust II	9.700%	4/1/30	502	753
Aetna Inc.	6.625%	6/15/36	1,595	2,104
Aetna Inc.	6.750%	12/15/37	1,311	1,774
Aetna Inc.	4.500%	5/15/42	1,722	1,835
Aetna Inc.	4.125%	11/15/42	1,033	1,061
Aetna Inc.	4.750%	3/15/44	785	870
Aetna Inc.	3.875%	8/15/47	1,310	1,319
Aflac Inc.	4.000%	10/15/46	913	995
Aflac Inc.	4.750%	1/15/49	1,375	1,695
Alleghany Corp.	4.900%	9/15/44	872	1,017
Allstate Corp.	5.350%	6/1/33	229	291
Allstate Corp.	5.550%	5/9/35	1,376	1,779
Allstate Corp.	5.950%	4/1/36	1,135	1,540
Allstate Corp.	4.500%	6/15/43	648	782
Allstate Corp.	4.200%	12/15/46	2,165	2,551
Allstate Corp.	3.850%	8/10/49	1,390	1,541
1 Allstate Corp.	6.500%	5/15/67	1,200	1,490
American Financial Group Inc.	4.500%	6/15/47	1,183	1,298
American International Group Inc.	3.875%	1/15/35	3,753	3,996
American International Group Inc.	4.700%	7/10/35	1,798	2,078
American International Group Inc.	6.250%	5/1/36	1,490	1,981
American International Group Inc.	4.500%	7/16/44	5,692	6,452
American International Group Inc.	4.800%	7/10/45	2,400	2,848
American International Group Inc.	4.750%	4/1/48	2,317	2,748
American International Group Inc.	4.375%	1/15/55	1,209	1,317
1 American International Group Inc.	8.175%	5/15/68	415	565
Anthem Inc.	5.950%	12/15/34	801	999
Anthem Inc.	5.850%	1/15/36	950	1,164
Anthem Inc.	6.375%	6/15/37	865	1,146
Anthem Inc.	4.625%	5/15/42	2,293	2,563
Anthem Inc.	4.650%	1/15/43	2,352	2,664
Anthem Inc.	5.100%	1/15/44	2,439	2,859
Anthem Inc.	4.650%	8/15/44	2,161	2,408
Anthem Inc.	4.375%	12/1/47	3,385	3,697
Anthem Inc.	4.550%	3/1/48	2,395	2,686
Anthem Inc.	3.700%	9/15/49	500	493

Aon Corp.	6.250%	9/30/40	790	1,083
Aon plc	4.600%	6/14/44	1,490	1,723
Aon plc	4.750%	5/15/45	2,024	2,398
Arch Capital Finance LLC	5.031%	12/15/46	1,088	1,364
Arch Capital Group Ltd.	7.350%	5/1/34	775	1,117
Arch Capital Group US Inc.	5.144%	11/1/43	583	729
Assurant Inc.	3.700%	2/22/30	700	710
Assurant Inc.	6.750%	2/15/34	154	187
AXA Equitable Holdings Inc.	5.000%	4/20/48	5,219	5,592
AXA SA	8.600%	12/15/30	2,893	4,195
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,753	2,431
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,019	3,608
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,108	2,478
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,835	6,882
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,310	6,290
Berkshire Hathaway Inc.	4.500%	2/11/43	1,186	1,446
Brighthouse Financial Inc.	4.700%	6/22/47	2,950	2,675
Chubb Corp.	6.000%	5/11/37	2,531	3,516
Chubb Corp.	6.500%	5/15/38	1,389	2,057
Chubb INA Holdings Inc.	6.700%	5/15/36	1,080	1,579
Chubb INA Holdings Inc.	4.150%	3/13/43	1,262	1,490
Chubb INA Holdings Inc.	4.350%	11/3/45	2,829	3,460
Cincinnati Financial Corp.	6.125%	11/1/34	669	907
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	703	795
Hartford Financial Services Group Inc.	5.950%	10/15/36	1,329	1,726
Hartford Financial Services Group Inc.	6.100%	10/1/41	541	735
Hartford Financial Services Group Inc.	4.300%	4/15/43	988	1,098
Hartford Financial Services Group Inc.	4.400%	3/15/48	1,280	1,475
Hartford Financial Services Group Inc.	3.600%	8/19/49	1,305	1,325
Humana Inc.	4.625%	12/1/42	924	1,032
Humana Inc.	4.950%	10/1/44	1,558	1,810
Humana Inc.	4.800%	3/15/47	1,340	1,550
Humana Inc.	3.950%	8/15/49	1,450	1,518
Lincoln National Corp.	3.050%	1/15/30	1,190	1,197
Lincoln National Corp.	6.300%	10/9/37	1,383	1,811
Lincoln National Corp.	7.000%	6/15/40	803	1,165
Lincoln National Corp.	4.350%	3/1/48	1,350	1,486
Loews Corp.	6.000%	2/1/35	698	915
Loews Corp.	4.125%	5/15/43	1,411	1,573
Manulife Financial Corp.	5.375%	3/4/46	1,655	2,188
Markel Corp.	5.000%	4/5/46	1,165	1,348
Markel Corp.	4.300%	11/1/47	1,040	1,099
Markel Corp.	5.000%	5/20/49	700	814
Markel Corp.	4.150%	9/17/50	1,700	1,734
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	903	1,173
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,600	3,177
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	883	1,031
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	310	353
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,685	3,406
MetLife Inc.	6.500%	12/15/32	1,409	1,959
MetLife Inc.	6.375%	6/15/34	2,075	2,925
MetLife Inc.	5.700%	6/15/35	2,455	3,302
MetLife Inc.	5.875%	2/6/41	2,604	3,574
MetLife Inc.	4.125%	8/13/42	1,775	2,005
MetLife Inc.	4.875%	11/13/43	2,485	3,074
MetLife Inc.	4.721%	12/15/44	1,697	2,075
MetLife Inc.	4.050%	3/1/45	1,090	1,230

MetLife Inc.	4.600%	5/13/46	1,649	2,019
1 MetLife Inc.	6.400%	12/15/66	3,602	4,412
1 MetLife Inc.	10.750%	8/1/69	523	859
1 Nationwide Financial Services Inc.	6.750%	5/15/87	308	351
Principal Financial Group Inc.	6.050%	10/15/36	350	456
Principal Financial Group Inc.	4.625%	9/15/42	665	775
Principal Financial Group Inc.	4.350%	5/15/43	1,133	1,274
Principal Financial Group Inc.	4.300%	11/15/46	720	811
Progressive Corp.	6.625%	3/1/29	1	1
Progressive Corp.	6.250%	12/1/32	1,990	2,751
Progressive Corp.	4.350%	4/25/44	700	825
Progressive Corp.	3.700%	1/26/45	225	243
Progressive Corp.	4.125%	4/15/47	1,916	2,220
Progressive Corp.	4.200%	3/15/48	1,390	1,631
Prudential Financial Inc.	5.750%	7/15/33	1,241	1,608
Prudential Financial Inc.	5.700%	12/14/36	1,104	1,472
Prudential Financial Inc.	6.625%	12/1/37	763	1,075
Prudential Financial Inc.	6.625%	6/21/40	685	985
Prudential Financial Inc.	6.200%	11/15/40	620	830
Prudential Financial Inc.	5.100%	8/15/43	516	616
Prudential Financial Inc.	4.600%	5/15/44	301	355
Prudential Financial Inc.	3.905%	12/7/47	2,180	2,350
Prudential Financial Inc.	4.418%	3/27/48	1,225	1,414
Prudential Financial Inc.	3.935%	12/7/49	2,571	2,785
Prudential Financial Inc.	4.350%	2/25/50	3,125	3,600
Prudential Financial Inc.	3.700%	3/13/51	3,650	3,802
Selective Insurance Group Inc.	5.375%	3/1/49	765	893
Transatlantic Holdings Inc.	8.000%	11/30/39	693	1,037
Travelers Cos. Inc.	6.750%	6/20/36	285	413
Travelers Cos. Inc.	6.250%	6/15/37	1,845	2,612
Travelers Cos. Inc.	5.350%	11/1/40	1,463	1,940
Travelers Cos. Inc.	4.600%	8/1/43	1,363	1,695
Travelers Cos. Inc.	4.300%	8/25/45	863	1,021
Travelers Cos. Inc.	3.750%	5/15/46	2,138	2,340
Travelers Cos. Inc.	4.000%	5/30/47	732	835
Travelers Cos. Inc.	4.050%	3/7/48	1,175	1,349
Travelers Cos. Inc.	4.100%	3/4/49	3,170	3,682
Travelers Property Casualty Corp.	6.375%	3/15/33	310	433
UnitedHealth Group Inc.	4.625%	7/15/35	2,426	2,950
UnitedHealth Group Inc.	5.800%	3/15/36	2,027	2,703
UnitedHealth Group Inc.	6.500%	6/15/37	1,280	1,818
UnitedHealth Group Inc.	6.625%	11/15/37	1,600	2,316
UnitedHealth Group Inc.	6.875%	2/15/38	2,216	3,295
UnitedHealth Group Inc.	3.500%	8/15/39	4,250	4,486
UnitedHealth Group Inc.	5.700%	10/15/40	814	1,062
UnitedHealth Group Inc.	5.950%	2/15/41	1,093	1,495
UnitedHealth Group Inc.	4.625%	11/15/41	1,498	1,776
UnitedHealth Group Inc.	4.375%	3/15/42	1,273	1,461
UnitedHealth Group Inc.	3.950%	10/15/42	823	901
UnitedHealth Group Inc.	4.250%	3/15/43	1,773	2,021
UnitedHealth Group Inc.	4.750%	7/15/45	4,232	5,250
UnitedHealth Group Inc.	4.200%	1/15/47	1,735	1,987
UnitedHealth Group Inc.	4.250%	4/15/47	2,020	2,322
UnitedHealth Group Inc.	3.750%	10/15/47	2,255	2,425
UnitedHealth Group Inc.	4.250%	6/15/48	3,265	3,806
UnitedHealth Group Inc.	4.450%	12/15/48	2,688	3,194
UnitedHealth Group Inc.	3.700%	8/15/49	2,990	3,191

UnitedHealth Group Inc.	3.875%	8/15/59	3,690	3,952
Unum Group	5.750%	8/15/42	1,800	2,035
Unum Group	4.500%	12/15/49	1,490	1,414
Voya Financial Inc.	5.700%	7/15/43	991	1,246
Voya Financial Inc.	4.800%	6/15/46	707	817
Willis North America Inc.	5.050%	9/15/48	1,200	1,409
Willis North America Inc.	3.875%	9/15/49	1,300	1,284
WR Berkley Corp.	4.750%	8/1/44	659	756
XLIT Ltd.	5.250%	12/15/43	772	1,019
XLIT Ltd.	5.500%	3/31/45	990	1,270

Real Estate Investment Trusts (1.3%)
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	525	518
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,825	2,102
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,300	2,390
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	715	888
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,200	1,314
AvalonBay Communities Inc.	3.900%	10/15/46	1,750	1,953
AvalonBay Communities Inc.	4.150%	7/1/47	533	620
Boston Properties LP	2.900%	3/15/30	1,700	1,689
Camden Property Trust	3.350%	11/1/49	825	836
CubeSmart LP	3.000%	2/15/30	800	792
ERP Operating LP	2.500%	2/15/30	1,570	1,553
ERP Operating LP	4.500%	7/1/44	2,152	2,576
ERP Operating LP	4.500%	6/1/45	808	974
ERP Operating LP	4.000%	8/1/47	658	745
Essex Portfolio LP	3.000%	1/15/30	1,925	1,948
Essex Portfolio LP	4.500%	3/15/48	660	767
Federal Realty Investment Trust	4.500%	12/1/44	1,958	2,315
Healthcare Trust of America Holdings LP	3.100%	2/15/30	1,485	1,476
Healthpeak Properties Inc.	3.000%	1/15/30	1,765	1,764
Healthpeak Properties Inc.	6.750%	2/1/41	934	1,328
Host Hotels & Resorts LP	3.375%	12/15/29	1,500	1,494
Hudson Pacific Properties LP	3.250%	1/15/30	825	822
Kilroy Realty LP	3.050%	2/15/30	2,725	2,700
Kimco Realty Corp.	4.250%	4/1/45	1,712	1,845
Kimco Realty Corp.	4.125%	12/1/46	738	780
Kimco Realty Corp.	4.450%	9/1/47	795	879
Kimco Realty Corp.	3.700%	10/1/49	400	396
Mid-America Apartments LP	2.750%	3/15/30	705	705
National Retail Properties Inc.	4.800%	10/15/48	550	671
Prologis LP	4.375%	9/15/48	360	439
Realty Income Corp.	4.650%	3/15/47	2,121	2,608
Regency Centers LP	4.400%	2/1/47	900	1,033
Regency Centers LP	4.650%	3/15/49	690	829
Service Properties Trust	4.375%	2/15/30	925	890
Simon Property Group LP	6.750%	2/1/40	646	953
Simon Property Group LP	4.750%	3/15/42	1,340	1,633
Simon Property Group LP	4.250%	10/1/44	738	850
Simon Property Group LP	4.250%	11/30/46	1,311	1,521
Simon Property Group LP	3.250%	9/13/49	4,135	4,093
Spirit Realty LP	3.400%	1/15/30	500	500
UDR Inc.	3.000%	8/15/31	1,200	1,208
UDR Inc.	3.100%	11/1/34	465	465
Ventas Realty LP	3.000%	1/15/30	1,280	1,272
Ventas Realty LP	5.700%	9/30/43	214	275
Ventas Realty LP	4.375%	2/1/45	1,398	1,523

Ventas Realty LP	4.875%	4/15/49	725	859
VEREIT Operating Partnership LP	3.100%	12/15/29	1,180	1,162
Welltower Inc.	3.100%	1/15/30	345	348
Welltower Inc.	6.500%	3/15/41	1,549	2,119
Welltower Inc.	4.950%	9/1/48	1,265	1,528
				857,225
Industrial (69.4%)
Basic Industry (4.0%)
Albemarle Corp.	5.450%	12/1/44	955	1,112
ArcelorMittal	7.000%	10/15/39	2,239	2,747
ArcelorMittal	6.750%	3/1/41	1,675	2,011
Barrick Gold Corp.	6.450%	10/15/35	794	1,025
Barrick Gold Corp.	5.250%	4/1/42	695	839
Barrick North America Finance LLC	5.700%	5/30/41	2,306	2,887
Barrick North America Finance LLC	5.750%	5/1/43	2,177	2,803
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,162	2,760
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,360	2,731
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,565	7,248
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	900	938
Dow Chemical Co.	4.250%	10/1/34	1,853	2,015
Dow Chemical Co.	9.400%	5/15/39	1,859	3,055
Dow Chemical Co.	5.250%	11/15/41	2,186	2,501
Dow Chemical Co.	4.375%	11/15/42	3,654	3,831
Dow Chemical Co.	4.625%	10/1/44	830	907
Dow Chemical Co.	5.550%	11/30/48	1,620	1,987
Dow Chemical Co.	4.800%	5/15/49	1,855	2,095
DuPont de Nemours Inc.	5.319%	11/15/38	6,110	7,329
DuPont de Nemours Inc.	5.419%	11/15/48	4,660	5,775
Eastman Chemical Co.	4.800%	9/1/42	1,254	1,362
Eastman Chemical Co.	4.650%	10/15/44	2,433	2,600
Ecolab Inc.	5.500%	12/8/41	1,163	1,541
Ecolab Inc.	3.950%	12/1/47	1,325	1,522
FMC Corp.	4.500%	10/1/49	1,100	1,192
Georgia-Pacific LLC	7.250%	6/1/28	366	486
Georgia-Pacific LLC	8.875%	5/15/31	928	1,462
International Flavors & Fragrances Inc.	4.375%	6/1/47	865	903
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,950	2,267
International Paper Co.	5.000%	9/15/35	1,596	1,864
International Paper Co.	7.300%	11/15/39	2,484	3,444
International Paper Co.	6.000%	11/15/41	1,285	1,572
International Paper Co.	4.800%	6/15/44	2,033	2,196
International Paper Co.	5.150%	5/15/46	1,840	2,104
International Paper Co.	4.400%	8/15/47	2,714	2,883
International Paper Co.	4.350%	8/15/48	1,075	1,132
Lubrizol Corp.	6.500%	10/1/34	658	931
LYB International Finance BV	5.250%	7/15/43	1,790	2,085
LYB International Finance BV	4.875%	3/15/44	2,460	2,755
LYB International Finance III LLC	4.200%	10/15/49	1,750	1,792
LyondellBasell Industries NV	4.625%	2/26/55	1,859	1,958
Meadwestvaco Corp.	7.950%	2/15/31	783	1,068
Methanex Corp.	5.250%	12/15/29	1,200	1,220
Methanex Corp.	5.650%	12/1/44	1,219	1,148
Mosaic Co.	5.450%	11/15/33	1,483	1,693
Mosaic Co.	4.875%	11/15/41	805	839
Mosaic Co.	5.625%	11/15/43	1,501	1,727
Newmont Goldcorp Corp.	5.875%	4/1/35	862	1,115
Newmont Goldcorp Corp.	6.250%	10/1/39	3,395	4,501

Newmont Goldcorp Corp.	4.875%	3/15/42	2,210	2,584
Newmont Goldcorp Corp.	5.450%	6/9/44	1,758	2,208
Nucor Corp.	6.400%	12/1/37	803	1,096
Nucor Corp.	5.200%	8/1/43	1,345	1,691
Nucor Corp.	4.400%	5/1/48	1,660	1,915
Nutrien Ltd.	4.125%	3/15/35	1,258	1,323
Nutrien Ltd.	7.125%	5/23/36	880	1,161
Nutrien Ltd.	5.875%	12/1/36	1,086	1,327
Nutrien Ltd.	5.625%	12/1/40	190	226
Nutrien Ltd.	6.125%	1/15/41	1,246	1,549
Nutrien Ltd.	4.900%	6/1/43	1,148	1,281
Nutrien Ltd.	5.250%	1/15/45	773	905
Nutrien Ltd.	5.000%	4/1/49	1,780	2,077
Packaging Corp. of America	3.000%	12/15/29	1,060	1,068
Packaging Corp. of America	4.050%	12/15/49	940	978
Praxair Inc.	3.550%	11/7/42	1,898	2,005
Rio Tinto Alcan Inc.	7.250%	3/15/31	943	1,310
Rio Tinto Alcan Inc.	6.125%	12/15/33	724	975
Rio Tinto Alcan Inc.	5.750%	6/1/35	970	1,252
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,677	3,504
Rio Tinto Finance USA plc	4.750%	3/22/42	1,816	2,237
Rio Tinto Finance USA plc	4.125%	8/21/42	1,884	2,152
RPM International Inc.	5.250%	6/1/45	393	429
RPM International Inc.	4.250%	1/15/48	1,180	1,177
Sherwin-Williams Co.	4.000%	12/15/42	772	799
Sherwin-Williams Co.	4.550%	8/1/45	1,038	1,173
Sherwin-Williams Co.	4.500%	6/1/47	2,965	3,379
Sherwin-Williams Co.	3.800%	8/15/49	1,150	1,176
Southern Copper Corp.	7.500%	7/27/35	1,536	2,059
Southern Copper Corp.	6.750%	4/16/40	2,845	3,694
Southern Copper Corp.	5.250%	11/8/42	2,855	3,198
Southern Copper Corp.	5.875%	4/23/45	4,125	5,026
Suzano Austria GmbH	5.000%	1/15/30	2,550	2,628
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,729
Teck Resources Ltd.	6.000%	8/15/40	300	330
Teck Resources Ltd.	6.250%	7/15/41	3,100	3,515
Teck Resources Ltd.	5.200%	3/1/42	550	556
Teck Resources Ltd.	5.400%	2/1/43	750	771
Vale Overseas Ltd.	8.250%	1/17/34	1,808	2,475
Vale Overseas Ltd.	6.875%	11/21/36	4,058	5,098
Vale Overseas Ltd.	6.875%	11/10/39	2,832	3,597
Vale SA	5.625%	9/11/42	1,490	1,706
Westlake Chemical Corp.	5.000%	8/15/46	2,651	2,876
Westlake Chemical Corp.	4.375%	11/15/47	575	577
Westrock MWV LLC	8.200%	1/15/30	933	1,286
Weyerhaeuser Co.	7.375%	3/15/32	2,794	3,883
Weyerhaeuser Co.	6.875%	12/15/33	325	433
WRKCO Inc.	4.200%	6/1/32	1,175	1,292

Capital Goods (5.0%)
3M Co.	5.700%	3/15/37	850	1,137
3M Co.	3.875%	6/15/44	990	1,063
3M Co.	3.125%	9/19/46	2,048	1,972
3M Co.	3.625%	10/15/47	1,162	1,232
3M Co.	4.000%	9/14/48	2,490	2,781
3M Co.	3.250%	8/26/49	1,975	1,961
2 ABB Finance USA Inc.	4.375%	5/8/42	1,869	2,262

Boeing Co.	2.950%	2/1/30	1,835	1,891
Boeing Co.	6.125%	2/15/33	1,511	2,025
Boeing Co.	3.600%	5/1/34	2,605	2,810
Boeing Co.	3.250%	2/1/35	1,970	2,060
Boeing Co.	6.625%	2/15/38	748	1,061
Boeing Co.	3.550%	3/1/38	520	552
Boeing Co.	3.500%	3/1/39	1,290	1,341
Boeing Co.	6.875%	3/15/39	525	774
Boeing Co.	5.875%	2/15/40	1,111	1,496
Boeing Co.	3.375%	6/15/46	803	803
Boeing Co.	3.650%	3/1/47	1,535	1,608
Boeing Co.	3.625%	3/1/48	1,300	1,363
Boeing Co.	3.850%	11/1/48	355	385
Boeing Co.	3.900%	5/1/49	1,200	1,334
Boeing Co.	3.750%	2/1/50	3,280	3,539
Boeing Co.	3.825%	3/1/59	1,825	1,950
Boeing Co.	3.950%	8/1/59	880	964
Caterpillar Inc.	5.300%	9/15/35	453	573
Caterpillar Inc.	6.050%	8/15/36	733	1,005
Caterpillar Inc.	5.200%	5/27/41	2,574	3,356
Caterpillar Inc.	3.803%	8/15/42	4,224	4,763
Caterpillar Inc.	4.300%	5/15/44	510	603
Caterpillar Inc.	3.250%	9/19/49	2,405	2,465
Caterpillar Inc.	4.750%	5/15/64	1,564	1,980
Crane Co.	4.200%	3/15/48	875	902
Deere & Co.	7.125%	3/3/31	528	753
Deere & Co.	3.900%	6/9/42	3,427	3,896
Deere & Co.	2.875%	9/7/49	1,075	1,034
Dover Corp.	2.950%	11/4/29	1	1
Dover Corp.	5.375%	10/15/35	950	1,159
Dover Corp.	5.375%	3/1/41	601	743
Eaton Corp.	4.000%	11/2/32	1,618	1,849
Eaton Corp.	4.150%	11/2/42	2,055	2,296
Eaton Corp.	3.915%	9/15/47	1,221	1,307
Emerson Electric Co.	5.250%	11/15/39	310	396
Fortive Corp.	4.300%	6/15/46	1,098	1,158
General Dynamics Corp.	3.600%	11/15/42	1,082	1,223
General Electric Co.	6.750%	3/15/32	6,989	9,026
General Electric Co.	6.150%	8/7/37	2,544	3,168
General Electric Co.	5.875%	1/14/38	6,604	8,047
General Electric Co.	6.875%	1/10/39	4,332	5,802
General Electric Co.	4.125%	10/9/42	2,300	2,416
General Electric Co.	4.500%	3/11/44	2,013	2,221
Honeywell International Inc.	5.700%	3/15/36	1,163	1,571
Honeywell International Inc.	5.700%	3/15/37	688	940
Honeywell International Inc.	5.375%	3/1/41	716	959
Honeywell International Inc.	3.812%	11/21/47	1,500	1,742
Illinois Tool Works Inc.	4.875%	9/15/41	1,996	2,562
Illinois Tool Works Inc.	3.900%	9/1/42	3,016	3,500
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	558	717
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	750	822
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	878	1,002
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	750	855
Johnson Controls International plc	6.000%	1/15/36	795	978
Johnson Controls International plc	4.625%	7/2/44	2,955	3,212
Johnson Controls International plc	4.500%	2/15/47	981	1,057
Johnson Controls International plc	4.950%	7/2/64	1,096	1,149

L3Harris Technologies Inc.	2.900%	12/15/29	750	755
L3Harris Technologies Inc.	4.854%	4/27/35	974	1,150
L3Harris Technologies Inc.	6.150%	12/15/40	948	1,270
L3Harris Technologies Inc.	5.054%	4/27/45	898	1,116
Lockheed Martin Corp.	3.600%	3/1/35	2,728	3,005
Lockheed Martin Corp.	4.500%	5/15/36	1,781	2,136
Lockheed Martin Corp.	6.150%	9/1/36	1,315	1,815
Lockheed Martin Corp.	5.720%	6/1/40	299	403
Lockheed Martin Corp.	4.850%	9/15/41	830	1,024
Lockheed Martin Corp.	4.070%	12/15/42	3,435	3,944
Lockheed Martin Corp.	3.800%	3/1/45	2,442	2,726
Lockheed Martin Corp.	4.700%	5/15/46	2,760	3,481
Lockheed Martin Corp.	4.090%	9/15/52	4,043	4,756
Martin Marietta Materials Inc.	4.250%	12/15/47	1,570	1,642
Masco Corp.	6.500%	8/15/32	140	169
Masco Corp.	4.500%	5/15/47	728	760
Northrop Grumman Corp.	5.050%	11/15/40	1,426	1,742
Northrop Grumman Corp.	4.750%	6/1/43	2,875	3,482
Northrop Grumman Corp.	3.850%	4/15/45	404	438
Northrop Grumman Corp.	4.030%	10/15/47	4,765	5,346
Northrop Grumman Systems Corp.	7.750%	2/15/31	582	840
Owens Corning	7.000%	12/1/36	382	474
Owens Corning	4.300%	7/15/47	1,433	1,354
Owens Corning	4.400%	1/30/48	1,168	1,088
Parker-Hannifin Corp.	4.200%	11/21/34	1,568	1,741
Parker-Hannifin Corp.	6.250%	5/15/38	895	1,198
Parker-Hannifin Corp.	4.450%	11/21/44	1,857	2,109
Parker-Hannifin Corp.	4.100%	3/1/47	1,690	1,868
Parker-Hannifin Corp.	4.000%	6/14/49	2,240	2,406
Precision Castparts Corp.	3.900%	1/15/43	162	178
Precision Castparts Corp.	4.375%	6/15/45	1,785	2,117
Raytheon Co.	4.875%	10/15/40	1,208	1,519
Raytheon Co.	4.700%	12/15/41	923	1,145
Raytheon Co.	4.200%	12/15/44	553	648
Republic Services Inc.	6.200%	3/1/40	900	1,232
Republic Services Inc.	5.700%	5/15/41	945	1,250
Rockwell Automation Inc.	4.200%	3/1/49	1,425	1,693
Rockwell Collins Inc.	4.800%	12/15/43	1,513	1,861
Rockwell Collins Inc.	4.350%	4/15/47	1,950	2,310
Snap-on Inc.	4.100%	3/1/48	180	204
Sonoco Products Co.	5.750%	11/1/40	1,493	1,864
Stanley Black & Decker Inc.	5.200%	9/1/40	1,040	1,313
Stanley Black & Decker Inc.	4.850%	11/15/48	1,900	2,391
United Technologies Corp.	5.400%	5/1/35	1,403	1,802
United Technologies Corp.	6.050%	6/1/36	1,528	2,059
United Technologies Corp.	6.125%	7/15/38	1,239	1,721
United Technologies Corp.	4.450%	11/16/38	3,655	4,348
United Technologies Corp.	5.700%	4/15/40	3,999	5,381
United Technologies Corp.	4.500%	6/1/42	9,065	10,940
United Technologies Corp.	4.150%	5/15/45	3,919	4,486
United Technologies Corp.	3.750%	11/1/46	1,685	1,843
United Technologies Corp.	4.050%	5/4/47	1,785	2,042
United Technologies Corp.	4.625%	11/16/48	2,375	2,947
Valmont Industries Inc.	5.000%	10/1/44	975	1,019
Valmont Industries Inc.	5.250%	10/1/54	954	972
Vulcan Materials Co.	4.500%	6/15/47	1,648	1,822
Vulcan Materials Co.	4.700%	3/1/48	1,065	1,224

Waste Management Inc.	3.900%	3/1/35	1,474	1,643
Waste Management Inc.	4.000%	7/15/39	1,230	1,395
Waste Management Inc.	4.100%	3/1/45	1,531	1,760
Waste Management Inc.	4.150%	7/15/49	2,805	3,247
WW Grainger Inc.	4.600%	6/15/45	1,726	2,069
WW Grainger Inc.	3.750%	5/15/46	815	856
WW Grainger Inc.	4.200%	5/15/47	1,470	1,648
Xylem Inc.	4.375%	11/1/46	959	1,069

Communication (14.0%)
Activision Blizzard Inc.	4.500%	6/15/47	1,240	1,395
America Movil SAB de CV	6.375%	3/1/35	2,264	3,067
America Movil SAB de CV	6.125%	11/15/37	690	918
America Movil SAB de CV	6.125%	3/30/40	4,890	6,676
America Movil SAB de CV	4.375%	7/16/42	2,388	2,717
America Movil SAB de CV	4.375%	4/22/49	4,400	5,087
American Tower Corp.	3.700%	10/15/49	1,500	1,495
AT&T Corp.	8.750%	11/15/31	822	1,124
AT&T Inc.	4.300%	2/15/30	8,197	8,979
AT&T Inc.	4.500%	5/15/35	7,070	7,804
AT&T Inc.	5.250%	3/1/37	8,627	10,216
AT&T Inc.	4.900%	8/15/37	2,237	2,548
AT&T Inc.	6.500%	9/1/37	350	452
AT&T Inc.	6.300%	1/15/38	250	321
AT&T Inc.	6.550%	2/15/39	705	927
AT&T Inc.	4.850%	3/1/39	4,050	4,592
AT&T Inc.	6.200%	3/15/40	1,100	1,386
AT&T Inc.	6.350%	3/15/40	1,113	1,427
AT&T Inc.	6.100%	7/15/40	500	626
AT&T Inc.	6.000%	8/15/40	3,816	4,827
AT&T Inc.	5.350%	9/1/40	5,905	7,068
AT&T Inc.	6.375%	3/1/41	1,705	2,260
AT&T Inc.	5.550%	8/15/41	1,522	1,847
AT&T Inc.	5.375%	10/15/41	2,470	2,875
AT&T Inc.	5.150%	3/15/42	3,030	3,521
AT&T Inc.	4.900%	6/15/42	3,008	3,379
AT&T Inc.	4.300%	12/15/42	4,874	5,176
AT&T Inc.	5.350%	12/15/43	1,969	2,343
AT&T Inc.	4.650%	6/1/44	1,806	1,970
AT&T Inc.	4.800%	6/15/44	7,083	7,996
AT&T Inc.	4.350%	6/15/45	6,271	6,651
AT&T Inc.	4.850%	7/15/45	1,100	1,229
AT&T Inc.	4.750%	5/15/46	6,454	7,216
AT&T Inc.	5.150%	11/15/46	4,301	5,011
AT&T Inc.	5.650%	2/15/47	1,749	2,197
AT&T Inc.	5.450%	3/1/47	6,659	8,140
AT&T Inc.	4.500%	3/9/48	10,590	11,464
AT&T Inc.	4.550%	3/9/49	6,797	7,476
AT&T Inc.	5.150%	2/15/50	4,780	5,702
AT&T Inc.	5.700%	3/1/57	3,225	4,075
AT&T Inc.	5.300%	8/15/58	825	993
Bell Canada Inc.	4.464%	4/1/48	3,590	4,178
Bell Canada Inc.	4.300%	7/29/49	500	567
British Telecommunications plc	9.625%	12/15/30	5,530	8,433
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	4,954	6,140

Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	2,000	2,245
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	8,243	10,190
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	5,651	6,296
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	7,770	9,022
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.125%	7/1/49	3,450	3,717
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.800%	3/1/50	2,000	2,073
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,535	1,988
Comcast Corp.	2.650%	2/1/30	4,050	4,077
Comcast Corp.	4.250%	10/15/30	4,205	4,827
Comcast Corp.	4.250%	1/15/33	4,090	4,695
Comcast Corp.	7.050%	3/15/33	2,595	3,719
Comcast Corp.	4.200%	8/15/34	2,949	3,398
Comcast Corp.	5.650%	6/15/35	1,460	1,908
Comcast Corp.	4.400%	8/15/35	2,783	3,240
Comcast Corp.	6.500%	11/15/35	3,028	4,255
Comcast Corp.	3.200%	7/15/36	1,041	1,058
Comcast Corp.	6.450%	3/15/37	2,430	3,413
Comcast Corp.	6.950%	8/15/37	622	918
Comcast Corp.	3.900%	3/1/38	3,565	3,950
Comcast Corp.	6.400%	5/15/38	1,418	2,010
Comcast Corp.	4.600%	10/15/38	8,514	10,159
Comcast Corp.	6.550%	7/1/39	400	577
Comcast Corp.	3.250%	11/1/39	3,800	3,849
Comcast Corp.	6.400%	3/1/40	1,660	2,363
Comcast Corp.	4.650%	7/15/42	2,039	2,443
Comcast Corp.	4.500%	1/15/43	1,793	2,098
Comcast Corp.	4.750%	3/1/44	2,791	3,398
Comcast Corp.	4.600%	8/15/45	3,096	3,711
Comcast Corp.	3.400%	7/15/46	4,086	4,178
Comcast Corp.	4.000%	8/15/47	1,250	1,391
Comcast Corp.	3.969%	11/1/47	4,410	4,869
Comcast Corp.	4.000%	3/1/48	1,856	2,058
Comcast Corp.	4.700%	10/15/48	9,461	11,750
Comcast Corp.	3.999%	11/1/49	3,893	4,362
Comcast Corp.	3.450%	2/1/50	5,000	5,099
Comcast Corp.	4.049%	11/1/52	4,315	4,877
Comcast Corp.	4.950%	10/15/58	6,040	7,840
Crown Castle International Corp.	4.750%	5/15/47	1,000	1,157
Crown Castle International Corp.	5.200%	2/15/49	1,790	2,218
Deutsche Telekom International Finance BV	8.750%	6/15/30	9,529	14,037
Deutsche Telekom International Finance BV	9.250%	6/1/32	220	348
Discovery Communications LLC	5.000%	9/20/37	3,107	3,442
Discovery Communications LLC	6.350%	6/1/40	1,885	2,383
Discovery Communications LLC	4.950%	5/15/42	1,669	1,802
Discovery Communications LLC	4.875%	4/1/43	2,180	2,379
Discovery Communications LLC	5.200%	9/20/47	3,540	4,032
Discovery Communications LLC	5.300%	5/15/49	1,562	1,795
3 Fox Corp.	5.476%	1/25/39	3,875	4,767
3 Fox Corp.	5.576%	1/25/49	3,635	4,632
Grupo Televisa SAB	8.500%	3/11/32	640	857

Grupo Televisa SAB	6.625%	1/15/40	1,518	1,907
Grupo Televisa SAB	5.000%	5/13/45	2,203	2,328
Grupo Televisa SAB	6.125%	1/31/46	1,825	2,233
Grupo Televisa SAB	5.250%	5/24/49	2,200	2,385
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,806	2,178
Koninklijke KPN NV	8.375%	10/1/30	2,000	2,746
Moody's Corp.	5.250%	7/15/44	1,455	1,872
Moody's Corp.	4.875%	12/17/48	1,075	1,351
NBCUniversal Media LLC	6.400%	4/30/40	1,533	2,183
NBCUniversal Media LLC	5.950%	4/1/41	2,845	3,897
NBCUniversal Media LLC	4.450%	1/15/43	2,366	2,750
New Cingular Wireless Services Inc.	8.750%	3/1/31	425	612
Orange SA	9.000%	3/1/31	6,760	10,508
Orange SA	5.375%	1/13/42	2,892	3,711
Orange SA	5.500%	2/6/44	499	663
Rogers Communications Inc.	7.500%	8/15/38	745	1,110
Rogers Communications Inc.	4.500%	3/15/43	2,576	2,913
Rogers Communications Inc.	5.450%	10/1/43	2,066	2,620
Rogers Communications Inc.	5.000%	3/15/44	1,940	2,359
Rogers Communications Inc.	4.300%	2/15/48	105	118
Rogers Communications Inc.	4.350%	5/1/49	4,119	4,636
Rogers Communications Inc.	3.700%	11/15/49	1,800	1,850
S&P Global Inc.	2.500%	12/1/29	750	754
S&P Global Inc.	4.500%	5/15/48	1,225	1,507
S&P Global Inc.	3.250%	12/1/49	2,700	2,721
Telefonica Emisiones SAU	7.045%	6/20/36	4,368	6,144
Telefonica Emisiones SAU	4.665%	3/6/38	2,760	3,053
Telefonica Emisiones SAU	5.213%	3/8/47	7,791	9,206
Telefonica Emisiones SAU	4.895%	3/6/48	3,600	4,096
Telefonica Emisiones SAU	5.520%	3/1/49	2,000	2,473
Telefonica Europe BV	8.250%	9/15/30	1,702	2,456
TELUS Corp.	4.600%	11/16/48	1,787	2,073
TELUS Corp.	4.300%	6/15/49	1,000	1,134
Thomson Reuters Corp.	5.500%	8/15/35	1,250	1,417
Thomson Reuters Corp.	5.850%	4/15/40	485	590
Thomson Reuters Corp.	5.650%	11/23/43	977	1,170
Time Warner Cable LLC	6.550%	5/1/37	1,603	1,958
Time Warner Cable LLC	7.300%	7/1/38	4,380	5,609
Time Warner Cable LLC	6.750%	6/15/39	2,946	3,669
Time Warner Cable LLC	5.875%	11/15/40	2,723	3,137
Time Warner Cable LLC	5.500%	9/1/41	3,343	3,690
Time Warner Cable LLC	4.500%	9/15/42	4,210	4,216
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,978	4,161
Verizon Communications Inc.	4.016%	12/3/29	11,327	12,633
Verizon Communications Inc.	4.500%	8/10/33	8,360	9,746
Verizon Communications Inc.	4.400%	11/1/34	7,643	8,843
Verizon Communications Inc.	4.272%	1/15/36	7,902	9,016
Verizon Communications Inc.	5.250%	3/16/37	8,186	10,284
Verizon Communications Inc.	4.812%	3/15/39	4,062	4,947
Verizon Communications Inc.	4.750%	11/1/41	2,320	2,809
Verizon Communications Inc.	3.850%	11/1/42	3,561	3,881
Verizon Communications Inc.	4.125%	8/15/46	3,650	4,138
Verizon Communications Inc.	4.862%	8/21/46	12,645	15,741
Verizon Communications Inc.	4.522%	9/15/48	9,922	11,877
Verizon Communications Inc.	5.012%	4/15/49	5,466	6,987
Verizon Communications Inc.	4.672%	3/15/55	7,000	8,688
Viacom Inc.	6.875%	4/30/36	3,308	4,398

Viacom Inc.	4.375%	3/15/43	2,899	2,987
Viacom Inc.	5.850%	9/1/43	3,315	4,076
Viacom Inc.	5.250%	4/1/44	50	57
ViacomCBS Inc.	7.875%	7/30/30	1,374	1,926
ViacomCBS Inc.	5.500%	5/15/33	871	1,053
ViacomCBS Inc.	5.900%	10/15/40	827	1,003
ViacomCBS Inc.	4.850%	7/1/42	1,093	1,222
ViacomCBS Inc.	4.900%	8/15/44	1,167	1,302
ViacomCBS Inc.	4.600%	1/15/45	1,155	1,256
Vodafone Group plc	7.875%	2/15/30	778	1,085
Vodafone Group plc	6.250%	11/30/32	389	490
Vodafone Group plc	6.150%	2/27/37	2,470	3,184
Vodafone Group plc	5.000%	5/30/38	5,323	6,098
Vodafone Group plc	4.375%	2/19/43	4,405	4,635
Vodafone Group plc	5.250%	5/30/48	7,925	9,426
Vodafone Group plc	4.875%	6/19/49	3,588	4,073
Vodafone Group plc	4.250%	9/17/50	4,650	4,828
Walt Disney Co.	7.000%	3/1/32	1,280	1,868
Walt Disney Co.	6.550%	3/15/33	991	1,394
Walt Disney Co.	6.200%	12/15/34	2,725	3,859
Walt Disney Co.	6.400%	12/15/35	3,387	4,857
Walt Disney Co.	6.150%	3/1/37	3,177	4,493
Walt Disney Co.	6.650%	11/15/37	400	595
Walt Disney Co.	4.375%	8/16/41	1,091	1,319
Walt Disney Co.	4.125%	12/1/41	2,556	2,991
Walt Disney Co.	3.700%	12/1/42	2,715	3,025
Walt Disney Co.	5.400%	10/1/43	1,686	2,323
Walt Disney Co.	4.125%	6/1/44	848	1,015
Walt Disney Co.	4.750%	9/15/44	3,010	3,844
Walt Disney Co.	4.950%	10/15/45	800	1,066
Walt Disney Co.	3.000%	7/30/46	1,180	1,176
Walt Disney Co.	4.750%	11/15/46	350	450
Walt Disney Co.	2.750%	9/1/49	3,500	3,365

Consumer Cyclical (5.9%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,556	1,770
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,860	3,086
Alibaba Group Holding Ltd.	4.200%	12/6/47	3,775	4,223
Alibaba Group Holding Ltd.	4.400%	12/6/57	2,300	2,636
Amazon.com Inc.	4.800%	12/5/34	3,217	4,015
Amazon.com Inc.	3.875%	8/22/37	7,476	8,497
Amazon.com Inc.	4.950%	12/5/44	1,904	2,500
Amazon.com Inc.	4.050%	8/22/47	7,595	9,080
Amazon.com Inc.	4.250%	8/22/57	7,032	8,586
Aptiv plc	4.400%	10/1/46	655	644
Aptiv plc	5.400%	3/15/49	1,000	1,142
BorgWarner Inc.	4.375%	3/15/45	1,258	1,314
Cummins Inc.	4.875%	10/1/43	918	1,152
Daimler Finance North America LLC	8.500%	1/18/31	3,496	5,244
Darden Restaurants Inc.	4.550%	2/15/48	700	727
eBay Inc.	4.000%	7/15/42	1,027	997
3 Expedia Group Inc.	3.250%	2/15/30	4,250	4,145
Ford Motor Co.	7.450%	7/16/31	4,250	4,924
Ford Motor Co.	4.750%	1/15/43	4,189	3,647
Ford Motor Co.	7.400%	11/1/46	1,618	1,813
Ford Motor Co.	5.291%	12/8/46	2,992	2,755
General Motors Co.	5.000%	4/1/35	1,596	1,632

General Motors Co.	6.600%	4/1/36	3,682	4,279
General Motors Co.	5.150%	4/1/38	2,700	2,770
General Motors Co.	6.250%	10/2/43	4,837	5,341
General Motors Co.	5.200%	4/1/45	1,623	1,611
General Motors Co.	6.750%	4/1/46	2,070	2,391
General Motors Co.	5.400%	4/1/48	1,903	1,922
General Motors Co.	5.950%	4/1/49	2,395	2,605
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	900	909
Harley-Davidson Inc.	4.625%	7/28/45	688	727
Home Depot Inc.	5.875%	12/16/36	7,586	10,467
Home Depot Inc.	5.400%	9/15/40	1,930	2,546
Home Depot Inc.	5.950%	4/1/41	2,860	4,041
Home Depot Inc.	4.200%	4/1/43	1,896	2,202
Home Depot Inc.	4.875%	2/15/44	1,872	2,377
Home Depot Inc.	4.400%	3/15/45	2,108	2,542
Home Depot Inc.	4.250%	4/1/46	4,304	5,112
Home Depot Inc.	3.900%	6/15/47	2,030	2,306
Home Depot Inc.	4.500%	12/6/48	3,504	4,366
Home Depot Inc.	3.500%	9/15/56	2,770	2,930
Kohl's Corp.	5.550%	7/17/45	1,035	1,056
Lear Corp.	5.250%	5/15/49	750	777
Lowe's Cos. Inc.	4.650%	4/15/42	2,635	2,999
Lowe's Cos. Inc.	4.250%	9/15/44	1,393	1,499
Lowe's Cos. Inc.	4.375%	9/15/45	1,131	1,245
Lowe's Cos. Inc.	3.700%	4/15/46	3,503	3,579
Lowe's Cos. Inc.	4.050%	5/3/47	3,038	3,249
Lowe's Cos. Inc.	4.550%	4/5/49	3,900	4,528
Macy's Retail Holdings Inc.	4.500%	12/15/34	780	734
Mastercard Inc.	3.800%	11/21/46	2,129	2,435
Mastercard Inc.	3.950%	2/26/48	1,090	1,281
Mastercard Inc.	3.650%	6/1/49	2,814	3,160
McDonald's Corp.	4.700%	12/9/35	2,335	2,784
McDonald's Corp.	6.300%	10/15/37	1,980	2,701
McDonald's Corp.	6.300%	3/1/38	1,455	1,977
McDonald's Corp.	5.700%	2/1/39	930	1,198
McDonald's Corp.	4.875%	7/15/40	600	709
McDonald's Corp.	3.700%	2/15/42	1,752	1,807
McDonald's Corp.	3.625%	5/1/43	2,074	2,114
McDonald's Corp.	4.600%	5/26/45	609	707
McDonald's Corp.	4.875%	12/9/45	5,535	6,668
McDonald's Corp.	4.450%	3/1/47	2,756	3,175
McDonald's Corp.	4.450%	9/1/48	1,160	1,347
McDonald's Corp.	3.625%	9/1/49	1,880	1,925
NIKE Inc.	3.625%	5/1/43	1,336	1,458
NIKE Inc.	3.875%	11/1/45	3,236	3,709
NIKE Inc.	3.375%	11/1/46	2,155	2,293
Nordstrom Inc.	5.000%	1/15/44	2,400	2,305
QVC Inc.	5.450%	8/15/34	975	967
Starbucks Corp.	4.300%	6/15/45	1,705	1,881
Starbucks Corp.	3.750%	12/1/47	625	646
Starbucks Corp.	4.500%	11/15/48	2,620	3,017
Starbucks Corp.	4.450%	8/15/49	1,825	2,111
Target Corp.	6.350%	11/1/32	409	569
Target Corp.	6.500%	10/15/37	1,057	1,553
Target Corp.	7.000%	1/15/38	1,650	2,548
Target Corp.	4.000%	7/1/42	4,117	4,713
Target Corp.	3.625%	4/15/46	2,435	2,681

Target Corp.	3.900%	11/15/47	1,504	1,735
VF Corp.	6.450%	11/1/37	920	1,292
Visa Inc.	4.150%	12/14/35	4,089	4,870
Visa Inc.	4.300%	12/14/45	9,912	12,205
Visa Inc.	3.650%	9/15/47	694	781
Walgreen Co.	4.400%	9/15/42	850	837
Walgreens Boots Alliance Inc.	4.500%	11/18/34	646	666
Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,666	3,783
Walgreens Boots Alliance Inc.	4.650%	6/1/46	970	977
Walmart Inc.	7.550%	2/15/30	993	1,454
Walmart Inc.	5.250%	9/1/35	4,714	6,221
Walmart Inc.	6.200%	4/15/38	2,445	3,593
Walmart Inc.	3.950%	6/28/38	4,541	5,276
Walmart Inc.	5.625%	4/1/40	1,097	1,534
Walmart Inc.	4.875%	7/8/40	875	1,129
Walmart Inc.	5.000%	10/25/40	1,762	2,308
Walmart Inc.	5.625%	4/15/41	2,091	2,998
Walmart Inc.	4.000%	4/11/43	3,424	3,988
Walmart Inc.	4.300%	4/22/44	1,540	1,879
Walmart Inc.	3.625%	12/15/47	2,377	2,648
Walmart Inc.	4.050%	6/29/48	8,028	9,561
Walmart Inc.	2.950%	9/24/49	3,000	3,012
Western Union Co.	6.200%	11/17/36	1,652	1,897

Consumer Noncyclical (18.9%)
Abbott Laboratories	4.750%	11/30/36	5,055	6,305
Abbott Laboratories	6.150%	11/30/37	774	1,091
Abbott Laboratories	6.000%	4/1/39	999	1,403
Abbott Laboratories	5.300%	5/27/40	1,703	2,192
Abbott Laboratories	4.750%	4/15/43	2,303	2,895
Abbott Laboratories	4.900%	11/30/46	7,995	10,559
AbbVie Inc.	4.500%	5/14/35	5,465	6,042
AbbVie Inc.	4.300%	5/14/36	2,087	2,229
3 AbbVie Inc.	4.050%	11/21/39	5,725	5,934
AbbVie Inc.	4.400%	11/6/42	7,367	7,913
AbbVie Inc.	4.700%	5/14/45	9,792	10,864
AbbVie Inc.	4.450%	5/14/46	5,036	5,423
AbbVie Inc.	4.875%	11/14/48	2,044	2,339
3 AbbVie Inc.	4.250%	11/21/49	6,000	6,261
Adventist Health System/West	3.630%	3/1/49	725	716
Advocate Health & Hospitals Corp.	4.272%	8/15/48	890	1,042
Advocate Health & Hospitals Corp.	3.387%	10/15/49	950	975
AHS Hospital Corp.	5.024%	7/1/45	763	972
Allergan Finance LLC	4.625%	10/1/42	2,375	2,533
Allergan Funding SCS	4.550%	3/15/35	3,225	3,508
Allergan Funding SCS	4.850%	6/15/44	2,541	2,809
Allergan Funding SCS	4.750%	3/15/45	1,480	1,628
Allina Health System	3.887%	4/15/49	900	1,003
Altria Group Inc.	5.800%	2/14/39	5,905	6,933
Altria Group Inc.	4.250%	8/9/42	786	779
Altria Group Inc.	4.500%	5/2/43	2,535	2,585
Altria Group Inc.	5.375%	1/31/44	3,616	4,055
Altria Group Inc.	3.875%	9/16/46	1,660	1,557
Altria Group Inc.	5.950%	2/14/49	5,400	6,501
Altria Group Inc.	6.200%	2/14/59	3,455	4,081
AmerisourceBergen Corp.	4.250%	3/1/45	1,350	1,416
AmerisourceBergen Corp.	4.300%	12/15/47	1,143	1,191

Amgen Inc.	6.400%	2/1/39	2,195	2,985
Amgen Inc.	4.950%	10/1/41	1,488	1,774
Amgen Inc.	5.150%	11/15/41	3,095	3,765
Amgen Inc.	5.650%	6/15/42	900	1,144
Amgen Inc.	4.400%	5/1/45	4,986	5,618
Amgen Inc.	4.563%	6/15/48	4,580	5,315
Amgen Inc.	4.663%	6/15/51	8,393	9,843
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	14,830	17,247
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	24,533	29,326
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,535	2,949
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,500	2,641
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,921	2,172
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,150	4,935
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,725	4,453
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,056
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	2,690	3,022
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,310	3,620
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,165	2,744
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	628	993
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,360	6,314
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,049	3,130
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	3,765	4,345
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,303	7,095
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	6,595	8,747
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,910	5,808
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,570	6,294
Archer-Daniels-Midland Co.	5.935%	10/1/32	980	1,298
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,080	1,363
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,396	1,692
Archer-Daniels-Midland Co.	4.016%	4/16/43	1,422	1,607
Archer-Daniels-Midland Co.	3.750%	9/15/47	1,135	1,249
Archer-Daniels-Midland Co.	4.500%	3/15/49	2,208	2,722
Ascension Health	2.532%	11/15/29	2	2
Ascension Health	3.106%	11/15/39	1,300	1,308
Ascension Health	3.945%	11/15/46	2,193	2,495
1 Ascension Health	4.847%	11/15/53	1,138	1,491
AstraZeneca plc	6.450%	9/15/37	6,543	9,277
AstraZeneca plc	4.000%	9/18/42	2,496	2,774
AstraZeneca plc	4.375%	11/16/45	2,414	2,869
AstraZeneca plc	4.375%	8/17/48	1,128	1,352
BAT Capital Corp.	4.390%	8/15/37	6,099	6,034
BAT Capital Corp.	4.540%	8/15/47	6,538	6,425
BAT Capital Corp.	4.758%	9/6/49	1,875	1,897
Baxalta Inc.	5.250%	6/23/45	1,166	1,504
Baxter International Inc.	3.500%	8/15/46	1,273	1,264
Baylor Scott & White Holdings	4.185%	11/15/45	1,706	1,964
Baylor Scott & White Holdings	3.967%	11/15/46	200	223
Becton Dickinson & Co.	4.685%	12/15/44	2,353	2,751
Becton Dickinson & Co.	4.669%	6/6/47	3,844	4,615
Biogen Inc.	5.200%	9/15/45	4,309	5,237
Boston Scientific Corp.	7.000%	11/15/35	530	737
Boston Scientific Corp.	4.550%	3/1/39	1,390	1,636
Boston Scientific Corp.	7.375%	1/15/40	755	1,142
Boston Scientific Corp.	4.700%	3/1/49	3,195	3,891
3 Bristol-Myers Squibb Co.	4.125%	6/15/39	4,775	5,519

Bristol-Myers Squibb Co.	3.250%	8/1/42	1,870	1,882
3 Bristol-Myers Squibb Co.	5.250%	8/15/43	1,370	1,750
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,548	1,856
3 Bristol-Myers Squibb Co.	4.625%	5/15/44	2,094	2,548
3 Bristol-Myers Squibb Co.	5.000%	8/15/45	4,220	5,429
3 Bristol-Myers Squibb Co.	4.350%	11/15/47	4,410	5,224
3 Bristol-Myers Squibb Co.	4.550%	2/20/48	2,895	3,567
3 Bristol-Myers Squibb Co.	4.250%	10/26/49	6,910	8,164
Brown-Forman Corp.	4.000%	4/15/38	700	790
Brown-Forman Corp.	4.500%	7/15/45	1,151	1,425
Campbell Soup Co.	3.800%	8/2/42	1,015	994
Campbell Soup Co.	4.800%	3/15/48	1,571	1,809
Cardinal Health Inc.	4.600%	3/15/43	1,877	1,916
Cardinal Health Inc.	4.500%	11/15/44	192	190
Cardinal Health Inc.	4.900%	9/15/45	895	936
Cardinal Health Inc.	4.368%	6/15/47	936	938
Children's Hospital Corp.	4.115%	1/1/47	585	686
Children's Hospital Medical Center	4.268%	5/15/44	760	883
Church & Dwight Co. Inc.	3.950%	8/1/47	1,013	1,109
Cigna Corp.	4.800%	8/15/38	4,680	5,404
3 Cigna Corp.	6.125%	11/15/41	1,658	2,096
3 Cigna Corp.	4.800%	7/15/46	5,237	6,002
3 Cigna Corp.	3.875%	10/15/47	2,320	2,351
Cigna Corp.	4.900%	12/15/48	4,720	5,578
City of Hope	4.378%	8/15/48	1,270	1,526
Cleveland Clinic Foundation	4.858%	1/1/14	913	1,179
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,505
Colgate-Palmolive Co.	4.000%	8/15/45	376	454
Colgate-Palmolive Co.	3.700%	8/1/47	2,120	2,470
1 CommonSpirit Health	4.350%	11/1/42	1,584	1,665
CommonSpirit Health	3.817%	10/1/49	920	914
CommonSpirit Health	4.187%	10/1/49	2,850	2,900
Conagra Brands Inc.	8.250%	9/15/30	493	684
Conagra Brands Inc.	5.300%	11/1/38	2,363	2,742
Conagra Brands Inc.	5.400%	11/1/48	2,585	3,063
Constellation Brands Inc.	4.500%	5/9/47	1,280	1,420
Constellation Brands Inc.	4.100%	2/15/48	406	428
Constellation Brands Inc.	5.250%	11/15/48	1,305	1,601
CVS Health Corp.	4.875%	7/20/35	1,490	1,697
CVS Health Corp.	4.780%	3/25/38	12,683	14,360
CVS Health Corp.	6.125%	9/15/39	1,595	2,049
CVS Health Corp.	5.300%	12/5/43	3,178	3,739
CVS Health Corp.	5.125%	7/20/45	9,294	10,980
CVS Health Corp.	5.050%	3/25/48	18,290	21,609
Danaher Corp.	4.375%	9/15/45	1,052	1,245
Dartmouth-Hitchcock Health	4.178%	8/1/48	625	712
Delhaize America LLC	9.000%	4/15/31	470	698
DH Europe Finance II Sarl	3.250%	11/15/39	2,500	2,529
DH Europe Finance II Sarl	3.400%	11/15/49	2,150	2,223
Diageo Capital plc	5.875%	9/30/36	1,231	1,696
Diageo Capital plc	3.875%	4/29/43	533	609
Diageo Investment Corp.	7.450%	4/15/35	987	1,512
Diageo Investment Corp.	4.250%	5/11/42	746	887
Dignity Health	4.500%	11/1/42	950	1,011
Dignity Health	5.267%	11/1/64	513	611
Duke University Health System Inc.	3.920%	6/1/47	1,368	1,561
Eli Lilly & Co.	3.950%	3/15/49	2,063	2,421

Eli Lilly & Co.	4.150%	3/15/59	3,050	3,629
Estee Lauder Cos. Inc.	2.375%	12/1/29	1,200	1,195
Estee Lauder Cos. Inc.	6.000%	5/15/37	300	409
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,153	1,383
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,458	1,705
Estee Lauder Cos. Inc.	3.125%	12/1/49	1,175	1,190
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,558	1,753
Genentech Inc.	5.250%	7/15/35	713	918
General Mills Inc.	4.550%	4/17/38	1,750	2,028
General Mills Inc.	5.400%	6/15/40	1,933	2,398
General Mills Inc.	4.150%	2/15/43	1,446	1,557
General Mills Inc.	4.700%	4/17/48	180	213
Gilead Sciences Inc.	4.600%	9/1/35	2,784	3,286
Gilead Sciences Inc.	4.000%	9/1/36	2,350	2,636
Gilead Sciences Inc.	5.650%	12/1/41	2,734	3,582
Gilead Sciences Inc.	4.800%	4/1/44	4,096	4,888
Gilead Sciences Inc.	4.500%	2/1/45	4,209	4,877
Gilead Sciences Inc.	4.750%	3/1/46	7,648	9,187
Gilead Sciences Inc.	4.150%	3/1/47	2,806	3,126
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,025	1,330
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,137	10,317
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	637	755
Hackensack Meridian Health Inc.	4.211%	7/1/48	925	1,077
Hackensack Meridian Health Inc.	4.500%	7/1/57	273	330
Hasbro Inc.	6.350%	3/15/40	1,113	1,292
Hasbro Inc.	5.100%	5/15/44	573	577
HCA Inc.	5.125%	6/15/39	3,050	3,385
HCA Inc.	5.500%	6/15/47	3,415	3,957
HCA Inc.	5.250%	6/15/49	4,985	5,614
Hershey Co.	2.450%	11/15/29	2	2
Hershey Co.	3.375%	8/15/46	622	653
Hershey Co.	3.125%	11/15/49	1,775	1,800
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	850	989
JM Smucker Co.	4.250%	3/15/35	1,720	1,857
JM Smucker Co.	4.375%	3/15/45	788	860
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,188	1,369
Johnson & Johnson	4.950%	5/15/33	1,053	1,316
Johnson & Johnson	4.375%	12/5/33	2,605	3,126
Johnson & Johnson	3.550%	3/1/36	2,994	3,305
Johnson & Johnson	3.625%	3/3/37	3,623	4,035
Johnson & Johnson	5.950%	8/15/37	2,113	2,999
Johnson & Johnson	3.400%	1/15/38	2,171	2,345
Johnson & Johnson	5.850%	7/15/38	1,356	1,897
Johnson & Johnson	4.500%	9/1/40	1,637	2,007
Johnson & Johnson	4.850%	5/15/41	1,300	1,681
Johnson & Johnson	4.500%	12/5/43	1,325	1,638
Johnson & Johnson	3.700%	3/1/46	4,840	5,512
Johnson & Johnson	3.750%	3/3/47	3,260	3,731
Johnson & Johnson	3.500%	1/15/48	934	1,034
Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	2,268
Kaiser Foundation Hospitals	4.150%	5/1/47	2,820	3,295
Kaiser Foundation Hospitals	3.266%	11/1/49	2,800	2,827
Kellogg Co.	7.450%	4/1/31	1,377	1,926
Kellogg Co.	4.500%	4/1/46	1,635	1,824
Keurig Dr Pepper Inc.	4.985%	5/25/38	1,265	1,486
Keurig Dr Pepper Inc.	4.500%	11/15/45	2,668	2,943

Keurig Dr Pepper Inc.	4.420%	12/15/46	1,015	1,103
Kimberly-Clark Corp.	6.625%	8/1/37	953	1,407
Kimberly-Clark Corp.	5.300%	3/1/41	1,525	2,012
Kimberly-Clark Corp.	3.200%	7/30/46	2,170	2,213
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	844
Koninklijke Philips NV	6.875%	3/11/38	1,480	2,145
Koninklijke Philips NV	5.000%	3/15/42	1,442	1,755
Kraft Foods Group Inc.	6.875%	1/26/39	1,166	1,449
Kraft Foods Group Inc.	6.500%	2/9/40	2,348	2,860
Kraft Foods Group Inc.	5.000%	6/4/42	3,661	3,856
3 Kraft Heinz Foods Co.	3.750%	4/1/30	2,350	2,398
Kraft Heinz Foods Co.	6.750%	3/15/32	250	309
Kraft Heinz Foods Co.	5.000%	7/15/35	3,198	3,497
3 Kraft Heinz Foods Co.	4.625%	10/1/39	1,175	1,215
Kraft Heinz Foods Co.	5.200%	7/15/45	4,536	4,867
Kraft Heinz Foods Co.	4.375%	6/1/46	9,035	8,855
3 Kraft Heinz Foods Co.	4.875%	10/1/49	3,125	3,246
Kroger Co.	7.500%	4/1/31	716	985
Kroger Co.	6.900%	4/15/38	336	443
Kroger Co.	5.400%	7/15/40	928	1,065
Kroger Co.	5.000%	4/15/42	851	939
Kroger Co.	5.150%	8/1/43	2,055	2,321
Kroger Co.	3.875%	10/15/46	1,225	1,194
Kroger Co.	4.450%	2/1/47	1,154	1,233
Kroger Co.	4.650%	1/15/48	1,998	2,177
Kroger Co.	5.400%	1/15/49	1,250	1,523
Laboratory Corp. of America Holdings	2.950%	12/1/29	1,000	1,001
Laboratory Corp. of America Holdings	4.700%	2/1/45	2,141	2,412
1 Mayo Clinic	3.774%	11/15/43	750	828
1 Mayo Clinic	4.000%	11/15/47	648	745
1 Mayo Clinic	4.128%	11/15/52	525	612
McCormick & Co. Inc.	4.200%	8/15/47	696	768
McKesson Corp.	6.000%	3/1/41	1,435	1,772
McLaren Health Care Corp.	4.386%	5/15/48	450	527
Mead Johnson Nutrition Co.	5.900%	11/1/39	995	1,351
Mead Johnson Nutrition Co.	4.600%	6/1/44	2,009	2,460
Medtronic Inc.	4.375%	3/15/35	5,333	6,361
Medtronic Inc.	4.625%	3/15/45	5,223	6,695
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	425	549
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,245	1,497
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,603	1,927
Merck & Co. Inc.	6.500%	12/1/33	1,625	2,327
Merck & Co. Inc.	3.900%	3/7/39	2,940	3,404
Merck & Co. Inc.	3.600%	9/15/42	2,105	2,307
Merck & Co. Inc.	4.150%	5/18/43	2,750	3,279
Merck & Co. Inc.	3.700%	2/10/45	6,391	7,163
Merck & Co. Inc.	4.000%	3/7/49	3,650	4,310
Molson Coors Brewing Co.	5.000%	5/1/42	2,630	2,848
Molson Coors Brewing Co.	4.200%	7/15/46	5,142	5,049
Mondelez International Inc.	4.625%	5/7/48	645	729
1 Montefiore Obligated Group	5.246%	11/1/48	1,250	1,427
1 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	600	635
1 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,315	1,338
Mylan Inc.	5.400%	11/29/43	1,497	1,635
Mylan Inc.	5.200%	4/15/48	970	1,049
Mylan NV	5.250%	6/15/46	3,065	3,379
New York & Presbyterian Hospital	4.024%	8/1/45	1,273	1,465

New York & Presbyterian Hospital	4.063%	8/1/56	888	1,003
New York & Presbyterian Hospital	3.954%	8/1/19	1,850	1,903
Newell Brands Inc.	5.375%	4/1/36	188	197
Newell Brands Inc.	5.500%	4/1/46	364	379
Northwell Healthcare Inc.	3.979%	11/1/46	875	922
Northwell Healthcare Inc.	4.260%	11/1/47	2,660	2,922
Northwell Healthcare Inc.	3.809%	11/1/49	1,050	1,083
Novartis Capital Corp.	3.700%	9/21/42	1,420	1,585
Novartis Capital Corp.	4.400%	5/6/44	5,000	6,202
Novartis Capital Corp.	4.000%	11/20/45	2,855	3,364
NYU Hospitals Center	4.784%	7/1/44	938	1,159
1 NYU Hospitals Center	4.368%	7/1/47	898	1,036
Orlando Health Obligated Group	4.089%	10/1/48	700	788
Partners Healthcare System Inc.	3.765%	7/1/48	650	709
Partners Healthcare System Inc.	4.117%	7/1/55	575	666
PeaceHealth Obligated Group	4.787%	11/15/48	900	1,143
PepsiCo Inc.	4.875%	11/1/40	1,150	1,465
PepsiCo Inc.	4.000%	3/5/42	1,260	1,437
PepsiCo Inc.	3.600%	8/13/42	1,800	1,969
PepsiCo Inc.	4.250%	10/22/44	1,712	2,038
PepsiCo Inc.	4.600%	7/17/45	1,537	1,954
PepsiCo Inc.	4.450%	4/14/46	4,561	5,660
PepsiCo Inc.	3.450%	10/6/46	4,753	5,099
PepsiCo Inc.	4.000%	5/2/47	2,480	2,908
PepsiCo Inc.	3.375%	7/29/49	1,175	1,242
PepsiCo Inc.	2.875%	10/15/49	2,105	2,054
Perrigo Finance Unlimited Co.	4.900%	12/15/44	604	562
Pfizer Inc.	4.000%	12/15/36	2,471	2,830
Pfizer Inc.	4.100%	9/15/38	2,729	3,175
Pfizer Inc.	3.900%	3/15/39	2,975	3,389
Pfizer Inc.	7.200%	3/15/39	4,552	7,231
Pfizer Inc.	5.600%	9/15/40	1,171	1,582
Pfizer Inc.	4.300%	6/15/43	2,200	2,628
Pfizer Inc.	4.400%	5/15/44	2,225	2,706
Pfizer Inc.	4.125%	12/15/46	3,044	3,600
Pfizer Inc.	4.200%	9/15/48	2,465	2,938
Pfizer Inc.	4.000%	3/15/49	1,820	2,133
Philip Morris International Inc.	6.375%	5/16/38	3,815	5,274
Philip Morris International Inc.	4.375%	11/15/41	1,865	2,068
Philip Morris International Inc.	4.500%	3/20/42	1,579	1,782
Philip Morris International Inc.	3.875%	8/21/42	2,125	2,221
Philip Morris International Inc.	4.125%	3/4/43	3,175	3,433
Philip Morris International Inc.	4.875%	11/15/43	1,215	1,426
Philip Morris International Inc.	4.250%	11/10/44	2,947	3,279
Procter & Gamble Co.	5.500%	2/1/34	100	135
Procter & Gamble Co.	5.800%	8/15/34	1,400	1,970
Procter & Gamble Co.	5.550%	3/5/37	1,260	1,749
Procter & Gamble Co.	3.500%	10/25/47	2,140	2,434
1 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	995	1,076
1 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	715	789
Quest Diagnostics Inc.	4.700%	3/30/45	688	770
Reynolds American Inc.	5.700%	8/15/35	1,674	1,918
Reynolds American Inc.	7.250%	6/15/37	1,471	1,863
Reynolds American Inc.	6.150%	9/15/43	1,543	1,747
Reynolds American Inc.	5.850%	8/15/45	5,699	6,446

RWJ Barnabas Health Inc.	3.949%	7/1/46	813	886
RWJ Barnabas Health Inc.	3.477%	7/1/49	700	704
Spectrum Health System Obligated Group	3.487%	7/15/49	850	865
Stanford Health Care	3.795%	11/15/48	1,100	1,234
Stryker Corp.	4.100%	4/1/43	1,802	1,993
Stryker Corp.	4.375%	5/15/44	845	972
Stryker Corp.	4.625%	3/15/46	1,015	1,225
Sutter Health	4.091%	8/15/48	825	949
Sysco Corp.	5.375%	9/21/35	261	324
Sysco Corp.	4.850%	10/1/45	1,380	1,677
Sysco Corp.	4.500%	4/1/46	2,534	2,932
Sysco Corp.	4.450%	3/15/48	825	958
1 Texas Health Resources	4.330%	11/15/55	552	668
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,733	2,226
Thermo Fisher Scientific Inc.	4.100%	8/15/47	830	940
Toledo Hospital	5.750%	11/15/38	1,250	1,440
Toledo Hospital	6.015%	11/15/48	1,000	1,131
Trinity Health Corp.	4.125%	12/1/45	975	1,123
Tyson Foods Inc.	4.875%	8/15/34	1,521	1,804
Tyson Foods Inc.	5.150%	8/15/44	405	492
Tyson Foods Inc.	4.550%	6/2/47	3,762	4,324
Tyson Foods Inc.	5.100%	9/28/48	4,120	5,128
Unilever Capital Corp.	5.900%	11/15/32	2,657	3,623
Whirlpool Corp.	4.500%	6/1/46	935	972
1 Willis-Knighton Medical Center	4.813%	9/1/48	725	879
Wyeth LLC	6.500%	2/1/34	2,923	4,101
Wyeth LLC	6.000%	2/15/36	787	1,067
Wyeth LLC	5.950%	4/1/37	5,248	7,282
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	830	1,011
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	952	1,031
Zoetis Inc.	4.700%	2/1/43	3,260	3,921
Zoetis Inc.	3.950%	9/12/47	819	903
Zoetis Inc.	4.450%	8/20/48	1,460	1,720

Energy (10.4%)
Apache Corp.	4.250%	1/15/30	455	452
Apache Corp.	6.000%	1/15/37	155	167
Apache Corp.	5.100%	9/1/40	3,756	3,638
Apache Corp.	5.250%	2/1/42	2,577	2,553
Apache Corp.	4.750%	4/15/43	3,720	3,405
Apache Corp.	4.250%	1/15/44	2,860	2,483
Baker Hughes a GE Co. LLC	5.125%	9/15/40	3,000	3,471
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	3,250	3,302
Burlington Resources Finance Co.	7.200%	8/15/31	1,672	2,351
Burlington Resources Finance Co.	7.400%	12/1/31	1,639	2,333
Canadian Natural Resources Ltd.	7.200%	1/15/32	858	1,151
Canadian Natural Resources Ltd.	6.450%	6/30/33	846	1,077
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	580
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,431	1,835
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,179	2,760
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,240	1,645
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,250	2,646
Cenovus Energy Inc.	5.250%	6/15/37	2,260	2,467
Cenovus Energy Inc.	6.750%	11/15/39	3,855	4,807
Cenovus Energy Inc.	5.400%	6/15/47	1,363	1,553
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,230	1,560

Concho Resources Inc.	4.875%	10/1/47	1,916	2,151
Concho Resources Inc.	4.850%	8/15/48	1,965	2,201
Conoco Funding Co.	7.250%	10/15/31	1,578	2,233
ConocoPhillips	5.900%	10/15/32	1,458	1,909
ConocoPhillips	5.900%	5/15/38	521	706
ConocoPhillips	6.500%	2/1/39	6,845	9,928
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,707	2,307
ConocoPhillips Co.	4.300%	11/15/44	1,518	1,758
ConocoPhillips Co.	5.950%	3/15/46	746	1,060
Continental Resources Inc.	4.900%	6/1/44	1,952	1,993
Devon Energy Corp.	7.950%	4/15/32	865	1,229
Devon Energy Corp.	5.600%	7/15/41	3,122	3,782
Devon Energy Corp.	4.750%	5/15/42	3,126	3,497
Devon Energy Corp.	5.000%	6/15/45	937	1,080
Devon Financing Co. LLC	7.875%	9/30/31	1,600	2,230
Diamondback Energy Inc.	3.500%	12/1/29	3,000	2,994
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	900	1,019
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	900	989
Enable Midstream Partners LP	5.000%	5/15/44	771	669
Enbridge Energy Partners LP	7.500%	4/15/38	992	1,394
Enbridge Energy Partners LP	5.500%	9/15/40	1,098	1,305
Enbridge Energy Partners LP	7.375%	10/15/45	1,710	2,535
Enbridge Inc.	4.500%	6/10/44	1,500	1,623
Enbridge Inc.	5.500%	12/1/46	685	854
Enbridge Inc.	4.000%	11/15/49	1,200	1,216
Encana Corp.	8.125%	9/15/30	1,050	1,350
Encana Corp.	7.200%	11/1/31	350	428
Encana Corp.	7.375%	11/1/31	1,457	1,783
Encana Corp.	6.500%	8/15/34	2,955	3,468
Encana Corp.	6.625%	8/15/37	245	291
Encana Corp.	6.500%	2/1/38	1,626	1,910
Energy Transfer Operating LP	8.250%	11/15/29	264	332
Energy Transfer Operating LP	6.250%	4/15/49	5,220	6,160
Energy Transfer Partners LP	4.900%	3/15/35	1,438	1,477
Energy Transfer Partners LP	6.625%	10/15/36	1,445	1,686
Energy Transfer Partners LP	5.800%	6/15/38	2,520	2,838
Energy Transfer Partners LP	7.500%	7/1/38	1,063	1,335
Energy Transfer Partners LP	6.050%	6/1/41	1,740	1,901
Energy Transfer Partners LP	6.500%	2/1/42	3,398	3,973
Energy Transfer Partners LP	5.150%	2/1/43	545	536
Energy Transfer Partners LP	5.950%	10/1/43	1,000	1,084
Energy Transfer Partners LP	5.150%	3/15/45	2,691	2,711
Energy Transfer Partners LP	6.125%	12/15/45	1,929	2,153
Energy Transfer Partners LP	5.300%	4/15/47	365	379
Energy Transfer Partners LP	6.000%	6/15/48	2,965	3,378
Enterprise Products Operating LLC	6.875%	3/1/33	1,097	1,486
Enterprise Products Operating LLC	6.125%	10/15/39	897	1,164
Enterprise Products Operating LLC	5.950%	2/1/41	2,419	3,056
Enterprise Products Operating LLC	5.700%	2/15/42	1,562	1,953
Enterprise Products Operating LLC	4.850%	8/15/42	2,659	3,026
Enterprise Products Operating LLC	4.450%	2/15/43	1,937	2,089
Enterprise Products Operating LLC	4.850%	3/15/44	3,468	3,967
Enterprise Products Operating LLC	5.100%	2/15/45	3,589	4,238
Enterprise Products Operating LLC	4.900%	5/15/46	3,064	3,510
Enterprise Products Operating LLC	4.250%	2/15/48	4,010	4,292
Enterprise Products Operating LLC	4.800%	2/1/49	2,590	2,998
Enterprise Products Operating LLC	4.200%	1/31/50	2,975	3,182

Enterprise Products Operating LLC	4.950%	10/15/54	2,470	2,858
EOG Resources Inc.	3.900%	4/1/35	1,286	1,424
EQT Midstream Partners LP	6.500%	7/15/48	1,010	863
Exxon Mobil Corp.	2.995%	8/16/39	1,750	1,761
Exxon Mobil Corp.	3.567%	3/6/45	2,832	3,057
Exxon Mobil Corp.	4.114%	3/1/46	4,135	4,895
Exxon Mobil Corp.	3.095%	8/16/49	5,000	5,010
Halliburton Co.	4.850%	11/15/35	3,440	3,805
Halliburton Co.	6.700%	9/15/38	3,449	4,546
Halliburton Co.	4.500%	11/15/41	1,200	1,255
Halliburton Co.	4.750%	8/1/43	2,213	2,402
Halliburton Co.	5.000%	11/15/45	4,647	5,185
Hess Corp.	7.300%	8/15/31	1,693	2,111
Hess Corp.	7.125%	3/15/33	1,866	2,342
Hess Corp.	6.000%	1/15/40	477	551
Hess Corp.	5.600%	2/15/41	2,661	3,033
Hess Corp.	5.800%	4/1/47	1,800	2,136
Husky Energy Inc.	6.800%	9/15/37	765	978
Kinder Morgan Energy Partners LP	7.400%	3/15/31	476	614
Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,357	1,816
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,746	2,304
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,663	1,940
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,313	1,609
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,975	3,833
Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	873
Kinder Morgan Energy Partners LP	6.550%	9/15/40	750	934
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,018	1,389
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,448	1,765
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,153	1,309
Kinder Morgan Energy Partners LP	5.000%	8/15/42	577	618
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,242	1,290
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,496	1,617
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,878	2,133
Kinder Morgan Energy Partners LP	5.400%	9/1/44	817	925
Kinder Morgan Inc.	7.800%	8/1/31	725	977
Kinder Morgan Inc.	7.750%	1/15/32	2,975	4,055
Kinder Morgan Inc.	5.300%	12/1/34	3,760	4,301
Kinder Morgan Inc.	5.550%	6/1/45	4,768	5,575
Kinder Morgan Inc.	5.050%	2/15/46	810	892
Kinder Morgan Inc.	5.200%	3/1/48	900	1,036
Magellan Midstream Partners LP	5.150%	10/15/43	1,660	1,909
Magellan Midstream Partners LP	4.250%	9/15/46	898	945
Magellan Midstream Partners LP	4.200%	10/3/47	1,475	1,538
Magellan Midstream Partners LP	4.850%	2/1/49	645	732
Magellan Midstream Partners LP	3.950%	3/1/50	1,425	1,437
Marathon Oil Corp.	6.800%	3/15/32	957	1,191
Marathon Oil Corp.	6.600%	10/1/37	2,081	2,547
Marathon Oil Corp.	5.200%	6/1/45	1,223	1,366
Marathon Petroleum Corp.	6.500%	3/1/41	3,098	3,896
Marathon Petroleum Corp.	4.750%	9/15/44	2,119	2,303
Marathon Petroleum Corp.	4.500%	4/1/48	1,000	1,056
Marathon Petroleum Corp.	5.000%	9/15/54	1,483	1,585
MPLX LP	4.500%	4/15/38	5,096	5,050
MPLX LP	5.200%	3/1/47	1,625	1,702
3 MPLX LP	5.200%	12/1/47	2,035	2,143
MPLX LP	4.700%	4/15/48	3,495	3,437
MPLX LP	5.500%	2/15/49	3,745	4,107

MPLX LP	4.900%	4/15/58	1,400	1,376
National Oilwell Varco Inc.	3.600%	12/1/29	1,000	976
National Oilwell Varco Inc.	3.950%	12/1/42	2,600	2,359
Noble Energy Inc.	6.000%	3/1/41	2,346	2,755
Noble Energy Inc.	5.250%	11/15/43	1,187	1,280
Noble Energy Inc.	5.050%	11/15/44	2,635	2,805
Noble Energy Inc.	4.950%	8/15/47	2,050	2,168
Noble Energy Inc.	4.200%	10/15/49	600	576
Occidental Petroleum Corp.	7.500%	5/1/31	1,632	2,134
Occidental Petroleum Corp.	7.875%	9/15/31	2,363	3,138
Occidental Petroleum Corp.	6.450%	9/15/36	3,946	4,787
Occidental Petroleum Corp.	7.950%	6/15/39	410	566
Occidental Petroleum Corp.	4.300%	8/15/39	1,450	1,463
Occidental Petroleum Corp.	6.200%	3/15/40	1,578	1,885
Occidental Petroleum Corp.	4.500%	7/15/44	1,828	1,811
Occidental Petroleum Corp.	4.625%	6/15/45	1,789	1,806
Occidental Petroleum Corp.	6.600%	3/15/46	2,985	3,823
Occidental Petroleum Corp.	4.400%	4/15/46	3,530	3,506
Occidental Petroleum Corp.	4.100%	2/15/47	2,529	2,400
Occidental Petroleum Corp.	4.200%	3/15/48	2,265	2,197
Occidental Petroleum Corp.	4.400%	8/15/49	350	355
ONEOK Inc.	6.000%	6/15/35	647	751
ONEOK Inc.	4.950%	7/13/47	1,425	1,505
ONEOK Inc.	5.200%	7/15/48	4,035	4,464
ONEOK Inc.	4.450%	9/1/49	1,245	1,234
ONEOK Partners LP	6.650%	10/1/36	1,055	1,305
ONEOK Partners LP	6.850%	10/15/37	2,220	2,813
ONEOK Partners LP	6.125%	2/1/41	1,086	1,296
ONEOK Partners LP	6.200%	9/15/43	207	252
Petro-Canada	5.350%	7/15/33	723	884
Petro-Canada	5.950%	5/15/35	1,595	2,047
Petro-Canada	6.800%	5/15/38	2,934	4,105
Phillips 66	4.650%	11/15/34	1,890	2,220
Phillips 66	5.875%	5/1/42	3,500	4,718
Phillips 66	4.875%	11/15/44	4,260	5,170
Phillips 66 Partners LP	3.150%	12/15/29	1,500	1,476
Phillips 66 Partners LP	4.680%	2/15/45	1,202	1,288
Phillips 66 Partners LP	4.900%	10/1/46	1,425	1,601
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	1,000	964
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,540	2,904
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,300	1,276
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,540	1,362
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	1,170	1,094
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,460	1,412
Shell International Finance BV	4.125%	5/11/35	4,034	4,686
Shell International Finance BV	6.375%	12/15/38	5,835	8,462
Shell International Finance BV	5.500%	3/25/40	1,864	2,519
Shell International Finance BV	3.625%	8/21/42	1,985	2,125
Shell International Finance BV	4.550%	8/12/43	2,377	2,882
Shell International Finance BV	4.375%	5/11/45	6,868	8,260
Shell International Finance BV	4.000%	5/10/46	5,883	6,735

Shell International Finance BV	3.750%	9/12/46	3,295	3,636
Shell International Finance BV	3.125%	11/7/49	3,000	2,993
Spectra Energy Partners LP	5.950%	9/25/43	1,031	1,285
Spectra Energy Partners LP	4.500%	3/15/45	2,070	2,251
Suncor Energy Inc.	7.150%	2/1/32	175	240
Suncor Energy Inc.	5.950%	12/1/34	1,530	1,976
Suncor Energy Inc.	6.500%	6/15/38	2,181	2,978
Suncor Energy Inc.	6.850%	6/1/39	2,070	2,933
Suncor Energy Inc.	4.000%	11/15/47	1,785	1,928
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	874	954
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,313	1,273
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,113	1,142
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	383	395
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,173	3,341
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	624	834
Texas Eastern Transmission LP	7.000%	7/15/32	1,129	1,509
Total Capital International SA	2.829%	1/10/30	3,490	3,588
Total Capital International SA	3.461%	7/12/49	2,550	2,726
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,525	1,708
TransCanada PipeLines Ltd.	5.600%	3/31/34	673	829
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,660	2,036
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,205	4,133
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,805	2,041
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,137	3,035
TransCanada PipeLines Ltd.	7.625%	1/15/39	3,250	4,780
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,218	1,575
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,005	2,328
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,670	3,105
TransCanada PipeLines Ltd.	5.100%	3/15/49	3,090	3,722
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	635	741
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,200	1,251
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,000	1,058
Valero Energy Corp.	7.500%	4/15/32	2,254	3,074
Valero Energy Corp.	6.625%	6/15/37	2,956	3,876
Valero Energy Corp.	4.900%	3/15/45	1,684	1,903
Western Midstream Operating LP	5.450%	4/1/44	1,318	1,112
Western Midstream Operating LP	5.300%	3/1/48	1,615	1,349
Western Midstream Operating LP	5.500%	8/15/48	800	679
Williams Cos. Inc.	7.500%	1/15/31	463	598
Williams Cos. Inc.	8.750%	3/15/32	155	218
Williams Cos. Inc.	6.300%	4/15/40	3,297	3,921
Williams Cos. Inc.	5.800%	11/15/43	1,026	1,160
Williams Cos. Inc.	5.400%	3/4/44	2,004	2,178
Williams Cos. Inc.	5.750%	6/24/44	1,700	1,947
Williams Cos. Inc.	4.900%	1/15/45	1,926	1,983
Williams Cos. Inc.	5.100%	9/15/45	2,354	2,537
Williams Cos. Inc.	4.850%	3/1/48	1,905	1,987

Other Industrial (0.6%)
1 American University	3.672%	4/1/49	250	275
1 Boston University	4.061%	10/1/48	725	864
California Institute of Technology	4.321%	8/1/45	605	761
California Institute of Technology	4.700%	11/1/11	803	1,028
Georgetown University	4.315%	4/1/49	867	1,060
Georgetown University	5.215%	10/1/18	659	885
1 Johns Hopkins University	4.083%	7/1/53	710	840
Leland Stanford Junior University	3.647%	5/1/48	2,145	2,468

1 Massachusetts Institute of Technology	3.959%	7/1/38	725	834
Massachusetts Institute of Technology	5.600%	7/1/11	1,112	1,813
Massachusetts Institute of Technology	4.678%	7/1/14	1,720	2,353
Massachusetts Institute of Technology	3.885%	7/1/16	1,805	2,076
1 Northwestern University	4.643%	12/1/44	1,225	1,565
1 Northwestern University	3.662%	12/1/57	768	885
President & Fellows of Harvard College	3.619%	10/1/37	436	476
President & Fellows of Harvard College	4.875%	10/15/40	443	579
President & Fellows of Harvard College	3.150%	7/15/46	1,490	1,575
President & Fellows of Harvard College	3.300%	7/15/56	1,000	1,088
1 Trustees of Boston College	3.129%	7/1/52	750	754
Trustees of the University of Pennsylvania	3.610%	2/15/19	1,225	1,332
1 University of Chicago	4.003%	10/1/53	1,150	1,386
1 University of Notre Dame du Lac	3.438%	2/15/45	1,025	1,117
University of Notre Dame du Lac	3.394%	2/15/48	170	187
University of Pennsylvania	4.674%	9/1/12	600	840
1 University of Southern California	3.028%	10/1/39	811	833
1 University of Southern California	3.841%	10/1/47	1,725	2,048
1 William Marsh Rice University	3.574%	5/15/45	1,572	1,729

Technology (7.0%)
Amphenol Corp.	2.800%	2/15/30	1,600	1,567
Analog Devices Inc.	5.300%	12/15/45	263	330
Apple Inc.	4.500%	2/23/36	1,794	2,191
Apple Inc.	3.850%	5/4/43	7,080	7,891
Apple Inc.	4.450%	5/6/44	2,658	3,234
Apple Inc.	3.450%	2/9/45	5,070	5,351
Apple Inc.	4.375%	5/13/45	5,254	6,333
Apple Inc.	4.650%	2/23/46	9,394	11,813
Apple Inc.	3.850%	8/4/46	5,108	5,754
Apple Inc.	4.250%	2/9/47	1,535	1,827
Apple Inc.	3.750%	9/12/47	3,149	3,522
Apple Inc.	3.750%	11/13/47	4,050	4,518
Apple Inc.	2.950%	9/11/49	3,942	3,845
Applied Materials Inc.	5.100%	10/1/35	1,248	1,582
Applied Materials Inc.	5.850%	6/15/41	824	1,113
Applied Materials Inc.	4.350%	4/1/47	3,429	4,151
Cisco Systems Inc.	5.900%	2/15/39	4,095	5,766
Cisco Systems Inc.	5.500%	1/15/40	5,250	7,166
Corning Inc.	4.700%	3/15/37	780	873
Corning Inc.	5.750%	8/15/40	1,641	1,977
Corning Inc.	4.750%	3/15/42	1,962	2,214
Corning Inc.	5.350%	11/15/48	1,375	1,717
Corning Inc.	4.375%	11/15/57	1,385	1,377
Corning Inc.	5.450%	11/15/79	2,500	2,757
3 Dell International LLC / EMC Corp.	8.100%	7/15/36	3,475	4,480
3 Dell International LLC / EMC Corp.	8.350%	7/15/46	4,611	6,165
Fidelity National Information Services Inc.	4.500%	8/15/46	1,555	1,790
Fidelity National Information Services Inc.	4.750%	5/15/48	1,324	1,587
Fiserv Inc.	4.400%	7/1/49	4,647	5,187
Global Payments Inc.	4.150%	8/15/49	1,700	1,779
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,598	3,115
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,648	4,349
HP Inc.	6.000%	9/15/41	3,118	3,462
Intel Corp.	4.000%	12/15/32	2,453	2,838
Intel Corp.	4.800%	10/1/41	2,521	3,141
Intel Corp.	4.250%	12/15/42	1,479	1,727

Intel Corp.	4.900%	7/29/45	1,324	1,686
Intel Corp.	4.100%	5/19/46	1,662	1,922
Intel Corp.	4.100%	5/11/47	2,550	2,976
Intel Corp.	3.734%	12/8/47	5,375	5,871
Intel Corp.	3.250%	11/15/49	3,000	3,036
International Business Machines Corp.	5.875%	11/29/32	1,590	2,116
International Business Machines Corp.	4.150%	5/15/39	6,560	7,414
International Business Machines Corp.	5.600%	11/30/39	1,295	1,710
International Business Machines Corp.	4.000%	6/20/42	4,407	4,852
International Business Machines Corp.	4.250%	5/15/49	8,826	10,071
Juniper Networks Inc.	5.950%	3/15/41	1,018	1,158
KLA Corp.	5.000%	3/15/49	1,000	1,215
Lam Research Corp.	4.875%	3/15/49	1,900	2,356
Micron Technology Inc.	4.663%	2/15/30	1,750	1,872
Microsoft Corp.	3.500%	2/12/35	3,282	3,628
Microsoft Corp.	4.200%	11/3/35	3,078	3,668
Microsoft Corp.	3.450%	8/8/36	6,062	6,649
Microsoft Corp.	4.100%	2/6/37	5,809	6,872
Microsoft Corp.	5.200%	6/1/39	450	604
Microsoft Corp.	4.500%	10/1/40	3,441	4,290
Microsoft Corp.	5.300%	2/8/41	50	69
Microsoft Corp.	3.500%	11/15/42	5,574	6,131
Microsoft Corp.	3.750%	5/1/43	1,296	1,466
Microsoft Corp.	4.875%	12/15/43	2,033	2,654
Microsoft Corp.	3.750%	2/12/45	3,726	4,244
Microsoft Corp.	4.450%	11/3/45	7,750	9,699
Microsoft Corp.	3.700%	8/8/46	10,061	11,437
Microsoft Corp.	4.250%	2/6/47	7,403	9,179
Microsoft Corp.	4.000%	2/12/55	7,530	8,934
Microsoft Corp.	4.750%	11/3/55	1,225	1,629
Microsoft Corp.	3.950%	8/8/56	4,124	4,823
Microsoft Corp.	4.500%	2/6/57	4,875	6,320
Motorola Solutions Inc.	5.500%	9/1/44	552	605
Oracle Corp.	3.250%	5/15/30	1,614	1,721
Oracle Corp.	4.300%	7/8/34	5,637	6,580
Oracle Corp.	3.900%	5/15/35	3,256	3,650
Oracle Corp.	3.850%	7/15/36	4,380	4,842
Oracle Corp.	3.800%	11/15/37	4,750	5,227
Oracle Corp.	6.125%	7/8/39	1,968	2,775
Oracle Corp.	5.375%	7/15/40	5,747	7,467
Oracle Corp.	4.500%	7/8/44	3,435	4,062
Oracle Corp.	4.125%	5/15/45	4,844	5,419
Oracle Corp.	4.000%	7/15/46	7,339	8,216
Oracle Corp.	4.000%	11/15/47	5,850	6,540
Oracle Corp.	4.375%	5/15/55	1,440	1,701
QUALCOMM Inc.	4.650%	5/20/35	2,518	2,990
QUALCOMM Inc.	4.800%	5/20/45	3,528	4,197
QUALCOMM Inc.	4.300%	5/20/47	3,775	4,232
Seagate HDD Cayman	5.750%	12/1/34	2,335	2,408
Texas Instruments Inc.	3.875%	3/15/39	2,200	2,495
Texas Instruments Inc.	4.150%	5/15/48	3,625	4,375
Tyco Electronics Group SA	7.125%	10/1/37	1,000	1,453
Verisk Analytics Inc.	5.500%	6/15/45	1,393	1,709

Transportation (3.6%)
1 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	240	246

1 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	1,000	1,028
Burlington Northern Santa Fe LLC	6.200%	8/15/36	323	447
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,080	1,503
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,820	2,453
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,804	2,244
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,768	2,288
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,086	1,330
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,858	2,171
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,859	2,163
Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,854	4,556
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,064	2,642
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,014	1,269
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,445	2,943
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,322	1,516
Burlington Northern Santa Fe LLC	4.700%	9/1/45	595	734
Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,498	1,662
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,900	3,360
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,726	1,974
Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,645	1,901
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,625	1,726
Canadian National Railway Co.	6.250%	8/1/34	1,748	2,472
Canadian National Railway Co.	6.200%	6/1/36	955	1,364
Canadian National Railway Co.	6.375%	11/15/37	995	1,453
Canadian National Railway Co.	4.500%	11/7/43	200	239
Canadian National Railway Co.	3.200%	8/2/46	750	777
Canadian National Railway Co.	3.650%	2/3/48	195	218
Canadian National Railway Co.	4.450%	1/20/49	1,970	2,491
Canadian Pacific Railway Co.	7.125%	10/15/31	621	870
Canadian Pacific Railway Co.	4.800%	9/15/35	977	1,172
Canadian Pacific Railway Co.	5.950%	5/15/37	1,330	1,797
Canadian Pacific Railway Co.	4.800%	8/1/45	1,495	1,897
Canadian Pacific Railway Co.	6.125%	9/15/15	1,553	2,299
CSX Corp.	2.400%	2/15/30	850	831
CSX Corp.	6.000%	10/1/36	368	482
CSX Corp.	6.150%	5/1/37	1,523	2,025
CSX Corp.	6.220%	4/30/40	286	391
CSX Corp.	5.500%	4/15/41	1,541	1,942
CSX Corp.	4.750%	5/30/42	2,755	3,256
CSX Corp.	4.400%	3/1/43	730	827
CSX Corp.	4.100%	3/15/44	1,664	1,814
CSX Corp.	3.800%	11/1/46	1,661	1,757
CSX Corp.	4.300%	3/1/48	3,545	4,083
CSX Corp.	4.750%	11/15/48	1,775	2,171
CSX Corp.	4.500%	3/15/49	1,000	1,166
CSX Corp.	3.350%	9/15/49	1,000	983
CSX Corp.	3.950%	5/1/50	1,150	1,250
CSX Corp.	4.500%	8/1/54	1,536	1,778
CSX Corp.	4.250%	11/1/66	1,509	1,641
CSX Corp.	4.650%	3/1/68	770	899
FedEx Corp.	4.900%	1/15/34	1,793	2,045
FedEx Corp.	3.900%	2/1/35	1,177	1,209
FedEx Corp.	3.875%	8/1/42	1,224	1,186
FedEx Corp.	4.100%	4/15/43	1,263	1,261
FedEx Corp.	5.100%	1/15/44	2,338	2,626
FedEx Corp.	4.100%	2/1/45	1,760	1,729
FedEx Corp.	4.750%	11/15/45	1,604	1,726

FedEx Corp.	4.550%	4/1/46	1,840	1,929
FedEx Corp.	4.400%	1/15/47	2,436	2,498
FedEx Corp.	4.050%	2/15/48	2,960	2,896
FedEx Corp.	4.950%	10/17/48	2,100	2,315
1 JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	1,400	1,422
Kansas City Southern	4.300%	5/15/43	1,370	1,512
Kansas City Southern	4.950%	8/15/45	1,303	1,573
Kansas City Southern	4.700%	5/1/48	1,375	1,636
Kansas City Southern	4.200%	11/15/69	550	559
Norfolk Southern Corp.	2.550%	11/1/29	1	1
Norfolk Southern Corp.	7.050%	5/1/37	255	367
Norfolk Southern Corp.	4.837%	10/1/41	1,475	1,778
Norfolk Southern Corp.	3.950%	10/1/42	1,490	1,614
Norfolk Southern Corp.	4.450%	6/15/45	2,528	2,960
Norfolk Southern Corp.	4.650%	1/15/46	1,435	1,716
Norfolk Southern Corp.	3.942%	11/1/47	1,675	1,822
Norfolk Southern Corp.	4.150%	2/28/48	840	943
Norfolk Southern Corp.	4.100%	5/15/49	1,325	1,486
Norfolk Southern Corp.	3.400%	11/1/49	950	950
Norfolk Southern Corp.	4.050%	8/15/52	1,130	1,261
Norfolk Southern Corp.	5.100%	8/1/18	2,454	2,938
Union Pacific Corp.	3.375%	2/1/35	681	702
Union Pacific Corp.	3.600%	9/15/37	1,747	1,831
Union Pacific Corp.	4.375%	9/10/38	1,175	1,351
Union Pacific Corp.	3.550%	8/15/39	100	105
Union Pacific Corp.	4.300%	6/15/42	755	852
Union Pacific Corp.	4.250%	4/15/43	1,080	1,201
Union Pacific Corp.	4.150%	1/15/45	625	691
Union Pacific Corp.	4.050%	11/15/45	1,121	1,222
Union Pacific Corp.	4.050%	3/1/46	1,350	1,473
Union Pacific Corp.	3.350%	8/15/46	1,057	1,041
Union Pacific Corp.	4.000%	4/15/47	1,201	1,323
Union Pacific Corp.	4.300%	3/1/49	1,955	2,275
Union Pacific Corp.	3.799%	10/1/51	3,431	3,679
Union Pacific Corp.	3.875%	2/1/55	1,053	1,093
Union Pacific Corp.	4.800%	9/10/58	50	61
Union Pacific Corp.	3.950%	8/15/59	600	631
3 Union Pacific Corp.	3.839%	3/20/60	7,268	7,447
Union Pacific Corp.	4.375%	11/15/65	1,580	1,738
Union Pacific Corp.	4.100%	9/15/67	1,675	1,752
1 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	1,389	1,442
1 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	1,400	1,516
1 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	1,800	1,791
United Parcel Service Inc.	6.200%	1/15/38	3,063	4,304
United Parcel Service Inc.	4.875%	11/15/40	1,578	1,927
United Parcel Service Inc.	3.625%	10/1/42	1,255	1,316
United Parcel Service Inc.	3.400%	11/15/46	789	803
United Parcel Service Inc.	3.750%	11/15/47	2,635	2,860
United Parcel Service Inc.	4.250%	3/15/49	1,945	2,268
United Parcel Service Inc.	3.400%	9/1/49	2,200	2,245
United Parcel Service of America Inc.	8.375%	4/1/30	325	464
				3,482,340

Utilities (12.1%)
Electric (10.9%)
AEP Texas Inc.	3.800%	10/1/47	797	865
AEP Texas Inc.	4.150%	5/1/49	190	218
AEP Transmission Co. LLC	4.000%	12/1/46	1,075	1,209
AEP Transmission Co. LLC	3.750%	12/1/47	1,178	1,282
AEP Transmission Co. LLC	4.250%	9/15/48	500	590
AEP Transmission Co. LLC	3.800%	6/15/49	1,030	1,143
AEP Transmission Co. LLC	3.150%	9/15/49	825	821
Alabama Power Co.	6.125%	5/15/38	415	580
Alabama Power Co.	6.000%	3/1/39	1,006	1,396
Alabama Power Co.	3.850%	12/1/42	680	742
Alabama Power Co.	4.150%	8/15/44	1,378	1,573
Alabama Power Co.	3.750%	3/1/45	1,717	1,852
Alabama Power Co.	4.300%	1/2/46	1,410	1,645
Alabama Power Co.	3.700%	12/1/47	1,540	1,658
Alabama Power Co.	4.300%	7/15/48	285	338
Alabama Power Co.	3.450%	10/1/49	2,500	2,585
Ameren Illinois Co.	4.150%	3/15/46	176	205
Ameren Illinois Co.	3.700%	12/1/47	1,805	1,982
Ameren Illinois Co.	4.500%	3/15/49	1,935	2,402
Appalachian Power Co.	7.000%	4/1/38	768	1,098
Appalachian Power Co.	4.400%	5/15/44	1,590	1,818
Appalachian Power Co.	4.450%	6/1/45	1,150	1,351
Appalachian Power Co.	4.500%	3/1/49	1,434	1,694
Arizona Public Service Co.	5.050%	9/1/41	580	714
Arizona Public Service Co.	4.500%	4/1/42	966	1,125
Arizona Public Service Co.	4.350%	11/15/45	203	233
Arizona Public Service Co.	3.750%	5/15/46	365	386
Arizona Public Service Co.	4.200%	8/15/48	1,175	1,331
Arizona Public Service Co.	4.250%	3/1/49	1,275	1,459
Arizona Public Service Co.	3.500%	12/1/49	1,000	1,023
Avista Corp.	4.350%	6/1/48	850	993
Baltimore Gas & Electric Co.	6.350%	10/1/36	873	1,226
Baltimore Gas & Electric Co.	3.500%	8/15/46	190	196
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,450	1,571
Baltimore Gas & Electric Co.	4.250%	9/15/48	952	1,116
Baltimore Gas & Electric Co.	3.200%	9/15/49	495	488
Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,401	7,499
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,846	2,546
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,628	2,098
Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,249	1,495
Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,015	3,263
Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,725	3,256
Black Hills Corp.	4.350%	5/1/33	1,372	1,526
Black Hills Corp.	4.200%	9/15/46	589	627
Black Hills Corp.	3.875%	10/15/49	500	509
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	520	735
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,697	1,805
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,500	1,825
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	975	1,108
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,026	1,240
CenterPoint Energy Inc.	2.950%	3/1/30	750	743
CenterPoint Energy Inc.	3.700%	9/1/49	1,250	1,249
Cleco Corporate Holdings LLC	4.973%	5/1/46	800	908
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,503	1,912
CMS Energy Corp.	4.875%	3/1/44	1,417	1,723

Commonwealth Edison Co.	5.900%	3/15/36	1,457	1,964
Commonwealth Edison Co.	6.450%	1/15/38	376	546
Commonwealth Edison Co.	3.800%	10/1/42	679	746
Commonwealth Edison Co.	4.600%	8/15/43	666	813
Commonwealth Edison Co.	4.700%	1/15/44	2,181	2,700
Commonwealth Edison Co.	3.700%	3/1/45	645	697
Commonwealth Edison Co.	4.350%	11/15/45	1,088	1,292
Commonwealth Edison Co.	3.650%	6/15/46	1,230	1,319
Commonwealth Edison Co.	3.750%	8/15/47	2,542	2,783
Commonwealth Edison Co.	4.000%	3/1/48	1,900	2,159
Commonwealth Edison Co.	4.000%	3/1/49	1,660	1,890
Commonwealth Edison Co.	3.200%	11/15/49	350	352
Connecticut Light & Power Co.	4.300%	4/15/44	823	988
Connecticut Light & Power Co.	4.150%	6/1/45	752	886
Connecticut Light & Power Co.	4.000%	4/1/48	2,785	3,244
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	829	1,034
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,298	1,707
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,140	1,551
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,700	2,363
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,432	2,076
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	420	549
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,000	1,329
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	919	1,039
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,487	1,633
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,066	2,426
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,667	1,993
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,193	1,302
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,611	1,768
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,324	1,633
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	335	384
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,770	3,314
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,193	1,358
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	975	1,055
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,625	1,909
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	500	517
Consumers Energy Co.	3.950%	5/15/43	895	1,018
Consumers Energy Co.	3.250%	8/15/46	1,566	1,605
Consumers Energy Co.	4.050%	5/15/48	478	558
Consumers Energy Co.	4.350%	4/15/49	1,955	2,403
Consumers Energy Co.	3.100%	8/15/50	2,200	2,230
3 Dayton Power & Light Co.	3.950%	6/15/49	100	108
Delmarva Power & Light Co.	4.150%	5/15/45	738	839
Dominion Energy Inc.	6.300%	3/15/33	282	370
Dominion Energy Inc.	5.250%	8/1/33	1,057	1,270
Dominion Energy Inc.	5.950%	6/15/35	1,140	1,453
Dominion Energy Inc.	7.000%	6/15/38	476	666
Dominion Energy Inc.	4.900%	8/1/41	835	983
Dominion Energy Inc.	4.050%	9/15/42	825	878
Dominion Energy Inc.	4.600%	3/15/49	285	334
Dominion Energy South Carolina Inc.	6.625%	2/1/32	555	753
Dominion Energy South Carolina Inc.	5.300%	5/15/33	555	692
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,060	1,440
Dominion Energy South Carolina Inc.	5.450%	2/1/41	886	1,151
Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,281	1,537
Dominion Energy South Carolina Inc.	5.100%	6/1/65	350	466
DTE Electric Co.	4.000%	4/1/43	990	1,125
DTE Electric Co.	4.300%	7/1/44	201	238

DTE Electric Co.	3.700%	3/15/45	1,853	2,067
DTE Electric Co.	3.700%	6/1/46	550	605
DTE Electric Co.	3.750%	8/15/47	913	1,015
DTE Electric Co.	4.050%	5/15/48	425	492
DTE Electric Co.	3.950%	3/1/49	1,550	1,805
DTE Energy Co.	2.950%	3/1/30	715	714
DTE Energy Co.	6.375%	4/15/33	2,495	3,288
Duke Energy Carolinas LLC	6.450%	10/15/32	208	286
Duke Energy Carolinas LLC	6.100%	6/1/37	1,172	1,615
Duke Energy Carolinas LLC	6.000%	1/15/38	556	763
Duke Energy Carolinas LLC	6.050%	4/15/38	1,581	2,203
Duke Energy Carolinas LLC	5.300%	2/15/40	1,240	1,606
Duke Energy Carolinas LLC	4.250%	12/15/41	1,703	1,965
Duke Energy Carolinas LLC	4.000%	9/30/42	1,635	1,829
Duke Energy Carolinas LLC	3.750%	6/1/45	1,760	1,918
Duke Energy Carolinas LLC	3.875%	3/15/46	1,075	1,195
Duke Energy Carolinas LLC	3.700%	12/1/47	1,770	1,920
Duke Energy Carolinas LLC	3.950%	3/15/48	1,890	2,132
Duke Energy Carolinas LLC	3.200%	8/15/49	250	250
Duke Energy Corp.	4.800%	12/15/45	1,615	1,932
Duke Energy Corp.	3.750%	9/1/46	1,860	1,946
Duke Energy Corp.	3.950%	8/15/47	325	349
Duke Energy Corp.	4.200%	6/15/49	1,000	1,122
Duke Energy Florida LLC	2.500%	12/1/29	3,200	3,216
Duke Energy Florida LLC	6.350%	9/15/37	1,770	2,506
Duke Energy Florida LLC	6.400%	6/15/38	1,576	2,277
Duke Energy Florida LLC	5.650%	4/1/40	775	1,036
Duke Energy Florida LLC	3.850%	11/15/42	325	356
Duke Energy Florida LLC	3.400%	10/1/46	1,973	2,033
Duke Energy Florida LLC	4.200%	7/15/48	1,375	1,605
1 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	302
1 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	227
Duke Energy Indiana LLC	6.120%	10/15/35	1,124	1,510
Duke Energy Indiana LLC	6.350%	8/15/38	1,011	1,449
Duke Energy Indiana LLC	6.450%	4/1/39	1,168	1,691
Duke Energy Indiana LLC	4.900%	7/15/43	1,054	1,315
Duke Energy Indiana LLC	3.750%	5/15/46	1,860	2,000
Duke Energy Indiana LLC	3.250%	10/1/49	1,250	1,260
Duke Energy Ohio Inc.	3.700%	6/15/46	710	762
Duke Energy Ohio Inc.	4.300%	2/1/49	2,150	2,533
Duke Energy Progress LLC	6.300%	4/1/38	888	1,260
Duke Energy Progress LLC	4.100%	5/15/42	883	1,002
Duke Energy Progress LLC	4.100%	3/15/43	1,555	1,759
Duke Energy Progress LLC	4.375%	3/30/44	1,201	1,416
Duke Energy Progress LLC	4.150%	12/1/44	1,285	1,470
Duke Energy Progress LLC	4.200%	8/15/45	1,415	1,632
Duke Energy Progress LLC	3.700%	10/15/46	2,409	2,591
Duke Energy Progress LLC	3.600%	9/15/47	2,200	2,340
El Paso Electric Co.	6.000%	5/15/35	699	866
El Paso Electric Co.	5.000%	12/1/44	963	1,128
Emera US Finance LP	4.750%	6/15/46	3,070	3,569
Entergy Arkansas LLC	4.200%	4/1/49	625	739
Entergy Louisiana LLC	3.050%	6/1/31	1,010	1,043
Entergy Louisiana LLC	4.000%	3/15/33	1,975	2,247
Entergy Louisiana LLC	4.950%	1/15/45	1,533	1,660
Entergy Louisiana LLC	4.200%	9/1/48	3,450	4,052
Entergy Louisiana LLC	4.200%	4/1/50	500	597

Entergy Mississippi LLC	3.850%	6/1/49	765	845
Entergy Texas Inc.	4.500%	3/30/39	200	233
Entergy Texas Inc.	3.550%	9/30/49	695	720
Exelon Corp.	4.950%	6/15/35	1,890	2,200
Exelon Corp.	5.625%	6/15/35	1,036	1,291
Exelon Corp.	5.100%	6/15/45	2,180	2,651
Exelon Corp.	4.450%	4/15/46	1,321	1,490
Exelon Generation Co. LLC	6.250%	10/1/39	2,222	2,746
Exelon Generation Co. LLC	5.750%	10/1/41	1,394	1,638
Exelon Generation Co. LLC	5.600%	6/15/42	2,325	2,691
FirstEnergy Corp.	7.375%	11/15/31	4,325	6,061
FirstEnergy Corp.	4.850%	7/15/47	3,441	4,082
Florida Power & Light Co.	5.625%	4/1/34	650	857
Florida Power & Light Co.	4.950%	6/1/35	321	401
Florida Power & Light Co.	5.650%	2/1/37	537	724
Florida Power & Light Co.	5.950%	2/1/38	1,800	2,533
Florida Power & Light Co.	5.960%	4/1/39	2,200	3,098
Florida Power & Light Co.	5.690%	3/1/40	946	1,302
Florida Power & Light Co.	5.250%	2/1/41	1,024	1,346
Florida Power & Light Co.	4.125%	2/1/42	1,610	1,869
Florida Power & Light Co.	4.050%	6/1/42	2,605	2,995
Florida Power & Light Co.	3.800%	12/15/42	1,860	2,073
Florida Power & Light Co.	4.050%	10/1/44	597	695
Florida Power & Light Co.	3.700%	12/1/47	930	1,034
Florida Power & Light Co.	3.950%	3/1/48	585	676
Florida Power & Light Co.	4.125%	6/1/48	270	320
Florida Power & Light Co.	3.990%	3/1/49	2,440	2,843
Florida Power & Light Co.	3.150%	10/1/49	2,255	2,299
Georgia Power Co.	4.750%	9/1/40	2,101	2,409
Georgia Power Co.	4.300%	3/15/42	3,248	3,559
Georgia Power Co.	4.300%	3/15/43	835	910
Iberdrola International BV	6.750%	7/15/36	854	1,186
Indiana Michigan Power Co.	6.050%	3/15/37	1,043	1,381
Indiana Michigan Power Co.	4.550%	3/15/46	1,183	1,418
Indiana Michigan Power Co.	3.750%	7/1/47	838	901
Indiana Michigan Power Co.	4.250%	8/15/48	975	1,135
Interstate Power & Light Co.	6.250%	7/15/39	1,121	1,500
Interstate Power & Light Co.	3.700%	9/15/46	200	207
Interstate Power & Light Co.	3.500%	9/30/49	225	226
ITC Holdings Corp.	5.300%	7/1/43	1,351	1,687
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	924	1,098
Kansas City Power & Light Co.	6.050%	11/15/35	240	318
Kansas City Power & Light Co.	5.300%	10/1/41	395	510
Kansas City Power & Light Co.	4.200%	6/15/47	590	693
Kansas City Power & Light Co.	4.200%	3/15/48	900	1,057
Kansas City Power & Light Co.	4.125%	4/1/49	1,560	1,804
Kentucky Utilities Co.	5.125%	11/1/40	472	596
Kentucky Utilities Co.	4.375%	10/1/45	1,000	1,165
Louisville Gas & Electric Co.	4.250%	4/1/49	2,400	2,807
MidAmerican Energy Co.	6.750%	12/30/31	275	388
MidAmerican Energy Co.	5.750%	11/1/35	1,098	1,461
MidAmerican Energy Co.	5.800%	10/15/36	685	918
MidAmerican Energy Co.	4.800%	9/15/43	761	954
MidAmerican Energy Co.	4.400%	10/15/44	1,439	1,728
MidAmerican Energy Co.	4.250%	5/1/46	2,525	3,008
MidAmerican Energy Co.	3.950%	8/1/47	375	431
MidAmerican Energy Co.	3.650%	8/1/48	1,545	1,696

MidAmerican Energy Co.	4.250%	7/15/49	1,790	2,171
Mississippi Power Co.	4.250%	3/15/42	431	467
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,090	1,628
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,730	1,974
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	800	969
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	1,855	2,219
Nevada Power Co.	6.650%	4/1/36	863	1,224
Nevada Power Co.	6.750%	7/1/37	886	1,270
Northern States Power Co.	6.250%	6/1/36	690	969
Northern States Power Co.	6.200%	7/1/37	711	1,008
Northern States Power Co.	5.350%	11/1/39	550	724
Northern States Power Co.	3.400%	8/15/42	925	967
Northern States Power Co.	4.125%	5/15/44	1,063	1,232
Northern States Power Co.	4.000%	8/15/45	825	943
Northern States Power Co.	3.600%	5/15/46	1,305	1,416
Northern States Power Co.	3.600%	9/15/47	1,705	1,858
Northern States Power Co.	2.900%	3/1/50	2,075	2,018
NorthWestern Corp.	4.176%	11/15/44	1,219	1,377
NSTAR Electric Co.	5.500%	3/15/40	873	1,140
NSTAR Electric Co.	4.400%	3/1/44	265	311
Oglethorpe Power Corp.	5.950%	11/1/39	1,040	1,322
Oglethorpe Power Corp.	5.375%	11/1/40	1,626	1,985
Oglethorpe Power Corp.	5.250%	9/1/50	293	355
Ohio Edison Co.	6.875%	7/15/36	488	693
Ohio Power Co.	4.150%	4/1/48	1,840	2,153
Ohio Power Co.	4.000%	6/1/49	1,120	1,279
Oklahoma Gas & Electric Co.	3.300%	3/15/30	335	352
Oklahoma Gas & Electric Co.	4.150%	4/1/47	675	761
Oklahoma Gas & Electric Co.	3.850%	8/15/47	600	645
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,169	1,672
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,033	1,518
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	850	1,349
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	910	1,173
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	865	1,044
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,386	1,832
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,210	1,336
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	720	804
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	975	1,161
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	880	997
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,740	1,739
PacifiCorp	7.700%	11/15/31	295	437
PacifiCorp	5.250%	6/15/35	585	728
PacifiCorp	6.100%	8/1/36	1,215	1,656
PacifiCorp	5.750%	4/1/37	998	1,330
PacifiCorp	6.250%	10/15/37	890	1,249
PacifiCorp	6.350%	7/15/38	375	532
PacifiCorp	6.000%	1/15/39	752	1,043
PacifiCorp	4.100%	2/1/42	310	351
PacifiCorp	4.125%	1/15/49	2,787	3,232
PacifiCorp	4.150%	2/15/50	2,530	2,950
PECO Energy Co.	5.950%	10/1/36	533	720
PECO Energy Co.	4.150%	10/1/44	1,045	1,204
PECO Energy Co.	3.700%	9/15/47	450	495

PECO Energy Co.	3.900%	3/1/48	1,325	1,489
Potomac Electric Power Co.	6.500%	11/15/37	1,358	1,945
Potomac Electric Power Co.	4.150%	3/15/43	1,240	1,399
PPL Capital Funding Inc.	4.700%	6/1/43	1,685	1,900
PPL Capital Funding Inc.	5.000%	3/15/44	2,160	2,537
PPL Capital Funding Inc.	4.000%	9/15/47	373	389
PPL Electric Utilities Corp.	6.250%	5/15/39	320	451
PPL Electric Utilities Corp.	4.750%	7/15/43	800	988
PPL Electric Utilities Corp.	4.125%	6/15/44	960	1,101
PPL Electric Utilities Corp.	4.150%	10/1/45	600	695
PPL Electric Utilities Corp.	3.950%	6/1/47	2,041	2,303
PPL Electric Utilities Corp.	4.150%	6/15/48	1,140	1,316
Progress Energy Inc.	7.750%	3/1/31	1,528	2,156
Progress Energy Inc.	7.000%	10/30/31	838	1,139
Progress Energy Inc.	6.000%	12/1/39	1,950	2,580
PSEG Power LLC	8.625%	4/15/31	2,825	3,962
Public Service Co. of Colorado	6.250%	9/1/37	160	228
Public Service Co. of Colorado	6.500%	8/1/38	330	481
Public Service Co. of Colorado	3.600%	9/15/42	1,411	1,517
Public Service Co. of Colorado	4.300%	3/15/44	468	554
Public Service Co. of Colorado	3.800%	6/15/47	538	603
Public Service Co. of Colorado	4.100%	6/15/48	1,325	1,550
Public Service Co. of Colorado	4.050%	9/15/49	1,485	1,733
Public Service Co. of Colorado	3.200%	3/1/50	1,200	1,217
Public Service Co. of New Hampshire	3.600%	7/1/49	800	878
Public Service Electric & Gas Co.	5.800%	5/1/37	863	1,157
Public Service Electric & Gas Co.	5.500%	3/1/40	475	635
Public Service Electric & Gas Co.	3.950%	5/1/42	755	854
Public Service Electric & Gas Co.	3.650%	9/1/42	455	493
Public Service Electric & Gas Co.	3.800%	1/1/43	1,270	1,409
Public Service Electric & Gas Co.	3.800%	3/1/46	1,121	1,253
Public Service Electric & Gas Co.	3.600%	12/1/47	505	551
Public Service Electric & Gas Co.	3.850%	5/1/49	450	514
Public Service Electric & Gas Co.	3.200%	8/1/49	1,000	1,032
Puget Sound Energy Inc.	6.274%	3/15/37	191	263
Puget Sound Energy Inc.	5.757%	10/1/39	1,190	1,605
Puget Sound Energy Inc.	5.795%	3/15/40	852	1,175
Puget Sound Energy Inc.	5.638%	4/15/41	678	898
Puget Sound Energy Inc.	4.300%	5/20/45	1,216	1,427
Puget Sound Energy Inc.	4.223%	6/15/48	1,900	2,223
Puget Sound Energy Inc.	3.250%	9/15/49	675	681
San Diego Gas & Electric Co.	6.000%	6/1/39	629	816
San Diego Gas & Electric Co.	4.500%	8/15/40	981	1,120
San Diego Gas & Electric Co.	3.750%	6/1/47	1,065	1,121
San Diego Gas & Electric Co.	4.150%	5/15/48	555	622
San Diego Gas & Electric Co.	4.100%	6/15/49	400	445
Southern California Edison Co.	6.000%	1/15/34	1,148	1,417
Southern California Edison Co.	5.750%	4/1/35	457	553
Southern California Edison Co.	5.350%	7/15/35	1,076	1,282
Southern California Edison Co.	5.550%	1/15/36	220	262
Southern California Edison Co.	5.625%	2/1/36	1,665	2,007
Southern California Edison Co.	5.550%	1/15/37	215	259
Southern California Edison Co.	5.950%	2/1/38	1,232	1,557
Southern California Edison Co.	6.050%	3/15/39	1,225	1,584
Southern California Edison Co.	5.500%	3/15/40	1,045	1,278
Southern California Edison Co.	4.500%	9/1/40	831	920
Southern California Edison Co.	4.050%	3/15/42	1,030	1,082

Southern California Edison Co.	3.900%	3/15/43	745	770
Southern California Edison Co.	4.650%	10/1/43	1,381	1,578
Southern California Edison Co.	3.600%	2/1/45	1,009	997
Southern California Edison Co.	4.000%	4/1/47	4,185	4,404
Southern California Edison Co.	4.125%	3/1/48	3,520	3,797
Southern California Edison Co.	4.875%	3/1/49	1,850	2,205
Southern Co.	4.250%	7/1/36	382	417
Southern Co.	4.400%	7/1/46	5,475	6,107
Southern Power Co.	5.150%	9/15/41	648	738
Southern Power Co.	5.250%	7/15/43	960	1,099
Southern Power Co.	4.950%	12/15/46	1,110	1,235
Southwestern Electric Power Co.	6.200%	3/15/40	390	525
Southwestern Electric Power Co.	3.900%	4/1/45	762	801
Southwestern Electric Power Co.	3.850%	2/1/48	1,117	1,178
Southwestern Public Service Co.	4.500%	8/15/41	1,045	1,233
Southwestern Public Service Co.	3.400%	8/15/46	1,160	1,195
Southwestern Public Service Co.	3.700%	8/15/47	344	370
Southwestern Public Service Co.	4.400%	11/15/48	380	454
Southwestern Public Service Co.	3.750%	6/15/49	1,300	1,423
Tampa Electric Co.	4.100%	6/15/42	170	189
Tampa Electric Co.	4.350%	5/15/44	1,165	1,346
Tampa Electric Co.	4.300%	6/15/48	1,075	1,255
Tampa Electric Co.	4.450%	6/15/49	650	777
Tampa Electric Co.	3.625%	6/15/50	800	852
Toledo Edison Co.	6.150%	5/15/37	563	770
Tucson Electric Power Co.	4.850%	12/1/48	760	933
Union Electric Co.	5.300%	8/1/37	628	800
Union Electric Co.	8.450%	3/15/39	895	1,512
Union Electric Co.	3.900%	9/15/42	877	971
Union Electric Co.	3.650%	4/15/45	1,240	1,327
Union Electric Co.	4.000%	4/1/48	1,050	1,196
Union Electric Co.	3.250%	10/1/49	1,300	1,324
Virginia Electric & Power Co.	6.000%	1/15/36	2,020	2,703
Virginia Electric & Power Co.	6.000%	5/15/37	2,323	3,161
Virginia Electric & Power Co.	6.350%	11/30/37	1,163	1,639
Virginia Electric & Power Co.	8.875%	11/15/38	1,643	2,784
Virginia Electric & Power Co.	4.000%	1/15/43	2,277	2,526
Virginia Electric & Power Co.	4.650%	8/15/43	1,262	1,527
Virginia Electric & Power Co.	4.450%	2/15/44	1,862	2,187
Virginia Electric & Power Co.	4.200%	5/15/45	1,800	2,054
Virginia Electric & Power Co.	4.000%	11/15/46	1,543	1,718
Virginia Electric & Power Co.	3.800%	9/15/47	2,099	2,277
Virginia Electric & Power Co.	4.600%	12/1/48	910	1,112
Virginia Electric & Power Co.	3.300%	12/1/49	800	811
Westar Energy Inc.	4.125%	3/1/42	1,503	1,696
Westar Energy Inc.	4.100%	4/1/43	1,146	1,292
Westar Energy Inc.	4.250%	12/1/45	1,457	1,700
Wisconsin Electric Power Co.	5.625%	5/15/33	535	696
Wisconsin Electric Power Co.	5.700%	12/1/36	300	401
Wisconsin Electric Power Co.	4.300%	10/15/48	1,350	1,597
Wisconsin Power & Light Co.	6.375%	8/15/37	799	1,133
Wisconsin Public Service Corp.	3.671%	12/1/42	985	1,047
Wisconsin Public Service Corp.	4.752%	11/1/44	1,363	1,703
Wisconsin Public Service Corp.	3.300%	9/1/49	150	153
Xcel Energy Inc.	2.600%	12/1/29	1,100	1,095
Xcel Energy Inc.	6.500%	7/1/36	575	790

Xcel Energy Inc.	3.500%	12/1/49	1,200	1,218

Natural Gas (1.0%)
Atmos Energy Corp.	5.500%	6/15/41	660	864
Atmos Energy Corp.	4.150%	1/15/43	1,347	1,543
Atmos Energy Corp.	4.125%	10/15/44	2,283	2,635
Atmos Energy Corp.	4.125%	3/15/49	2,115	2,450
Atmos Energy Corp.	3.375%	9/15/49	1,725	1,784
CenterPoint Energy Resources Corp.	5.850%	1/15/41	683	883
CenterPoint Energy Resources Corp.	4.100%	9/1/47	859	917
KeySpan Corp.	5.803%	4/1/35	820	1,004
NiSource Finance Corp.	5.950%	6/15/41	1,147	1,484
NiSource Finance Corp.	5.250%	2/15/43	1,415	1,717
NiSource Finance Corp.	4.800%	2/15/44	1,801	2,096
NiSource Finance Corp.	5.650%	2/1/45	1,175	1,516
NiSource Finance Corp.	4.375%	5/15/47	2,395	2,678
NiSource Finance Corp.	3.950%	3/30/48	1,005	1,066
ONE Gas Inc.	4.658%	2/1/44	1,271	1,538
ONE Gas Inc.	4.500%	11/1/48	1,375	1,664
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	377
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	980	992
Sempra Energy	3.800%	2/1/38	3,660	3,752
Sempra Energy	6.000%	10/15/39	1,942	2,519
Sempra Energy	4.000%	2/1/48	3,710	3,862
Southern California Gas Co.	5.125%	11/15/40	640	804
Southern California Gas Co.	3.750%	9/15/42	850	909
Southern California Gas Co.	4.125%	6/1/48	340	387
Southern California Gas Co.	4.300%	1/15/49	200	234
Southern California Gas Co.	3.950%	2/15/50	1,200	1,336
Southern Co. Gas Capital Corp.	5.875%	3/15/41	945	1,220
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,575	1,747
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,390	1,463
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,745	1,958
Southwest Gas Corp.	3.800%	9/29/46	550	573
Southwest Gas Corp.	4.150%	6/1/49	700	775
Washington Gas Light Co.	3.796%	9/15/46	1,223	1,279

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,053	1,490
American Water Capital Corp.	4.300%	12/1/42	815	929
American Water Capital Corp.	4.300%	9/1/45	1,115	1,282
American Water Capital Corp.	4.000%	12/1/46	425	468
American Water Capital Corp.	3.750%	9/1/47	1,968	2,118
American Water Capital Corp.	4.200%	9/1/48	1,921	2,192
American Water Capital Corp.	4.150%	6/1/49	1,775	2,020
Aqua America Inc.	4.276%	5/1/49	995	1,123
Veolia Environnement SA	6.750%	6/1/38	577	797
				608,572
Total Corporate Bonds (Cost $4,516,217)				4,948,137
Taxable Municipal Bonds (0.1%)
George Washington University	4.300%	9/15/44	860	1,021
George Washington University	4.868%	9/15/45	415	542
George Washington University	4.126%	9/15/48	1,564	1,839
NYU Langone Hospitals	5.750%	7/1/43	1,170	1,594
Princeton University	5.700%	3/1/39	415	587

University of Southern California	5.250%	10/1/11	970	1,450
Total Taxable Municipal Bonds (Cost $6,156)				7,033

			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
4 Vanguard Market Liquidity Fund
(Cost $27,331)	1.841%		273,282	27,334
Total Investments (99.5%) (Cost $4,562,883)				4,995,686
Other Assets and Liabilities-Net (0.5%)				24,499
Net Assets (100%)				5,020,185

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $466,000 have been segregated as initial margin for recently closed futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $95,591,000, representing 1.9% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Long-Term Corporate Bond Index Fund

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2019.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	13,182	—
Corporate Bonds	—	4,948,137	—
Taxable Municipal Bonds	—	7,033	—
Temporary Cash Investments	27,334	—	—
Futures Contracts—Assets[1]	92	—	—
Futures Contracts—Liabilities[1]	(60)	—	—
Total	27,366	4,968,352	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.